UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-6395

DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT

(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	1/31
Date of reporting period:	7/31/06

FORM N-CSR

Item 1. Reports to Stockholders.

Dreyfus Cash Management Funds

Contents

The Funds

Letter to Shareholders (Taxable)	3
Letter to Shareholders (Tax Exempt)	5
Understanding Your Fund's Expenses	7
Comparing Your Fund's Expenses
With Those of Other Funds	8
Statements of Investments	9
Statements of Assets and Liabilities	43
Statements of Operations	45
Statements of Changes in Net Assets	47
Financial Highlights	51
Notes to Financial Statements	60
Information About the Review and
Approval of each Fund's Investment
Management Agreement	64

For More Information

Back cover

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

• Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Dreyfus Cash Management Funds

The Funds

LETTER TO SHAREHOLDERS

Dear Shareholder:

We are pleased to present the semiannual report for Dreyfus Cash Management Funds (Taxable). For the six-month period ended July 31, 2006, the six Dreyfus Cash Management Funds listed below produced the following annualized yields and annualized effective yields:1

		Annualized
	Annualized	Effective
	Yield (%)	Yield (%)

Dreyfus Cash Management
Institutional Shares	4.72	4.82
Investor Shares	4.47	4.56
Administrative Shares	4.62	4.71
Participant Shares	4.32	4.40

Dreyfus Cash Management Plus, Inc.
Institutional Shares	4.71	4.81
Investor Shares	4.46	4.55
Administrative Shares	4.61	4.71
Participant Shares	4.31	4.39

Dreyfus Government Cash Management
Institutional Shares	4.64	4.74
Investor Shares	4.39	4.48
Administrative Shares	4.54	4.64
Participant Shares	4.24	4.33

Dreyfus Government Prime Cash Management
Institutional Shares	4.62	4.72
Investor Shares	4.37	4.46
Administrative Shares	4.52	4.62
Participant Shares	4.22	4.31

Dreyfus Treasury Cash Management
Institutional Shares	4.51	4.60
Investor Shares	4.26	4.34
Administrative Shares	4.41	4.50
Participant Shares	4.11	4.19

Dreyfus Treasury Prime Cash Management
Institutional Shares	4.34	4.43
Investor Shares	4.09	4.17
Administrative Shares	4.24	4.33
Participant Shares	3.94	4.01

Economic and Market Environment

Despite a series of interest-rate increases that began in June 2004, the U.S. economy continued to show signs of sustainable growth at the start of the reporting period. In fact, the Federal Reserve Board (the "Fed") implemented its fourteenth consecutive rate hike on January 31, 2006, just one day before the reporting period began. The January meeting also marked a change in leadership at the Fed from Alan Greenspan to Ben Bernanke, and investors looked forward to signs that the new Fed chairman would demonstrate his predecessor's inflation-fighting credibility.

A robust employment report for February helped defuse any remaining expectations that a pause might be imminent in the Fed's tightening campaign.Yet, the Treasury yield curve continued to flatten and, at times during the first quarter of 2006, the yield curve inverted, which in the past has been considered a harbinger of recession.

By the end of March, it had become apparent the inversion of the yield curve was more likely a result of robust demand for U.S.Treasury securities from overseas investors, and not necessarily a sign of impending economic weakness. Accordingly, the Fed increased the federal funds rate to 4.75% in late March. It later was announced that U.S. GDP grew at a robust 5.6% annualized rate during the first quarter.

After a sustained period in which long-term rates remained surprisingly stable in the recovering economy, the U.S. Treasury securities yield curve began to steepen in April as low unemployment, strong consumer confidence and brisk retail sales more than offset reports of a slowing housing market, fuelling renewed inflation concerns. In addition, energy prices surged to new record highs in advance of the summer driving season and amid heightened geopolitical turmoil and ongoing industrial demand in the emerging markets.

Inflation-related worries continued to mount in May, and hawkish comments from Fed members sparked sharp declines in both stocks and U.S. Treasury securities.Although it was later announced that a lower-than-expected number of jobs was created during the month, the unemployment rate fell to 4.6%, stoking additional concerns that wage inflation might accelerate. Hence, the Fed's rate hike in May, to 5%, was widely anticipated. The Fed's post-meeting statement left open the possibility that further rate increases might be needed to address inflation risks.

The Funds 3

LETTER TO SHAREHOLDERS (continued)

June saw a further shift in market sentiment, as investors became increasingly risk-averse due to intensifying inflationary pressures and signs of potential economic weakness. U.S. and global equity markets continued to correct sharply for much of the month, and bond yields across the yield curve moved higher as investors revised upward their inflation and interest-rate expectations.Although investors widely expected the Fed's June 29 rate hike to 5.25%, the outlook for future action became cloudier as investors alternately worried that the Fed might become too aggressive, possibly triggering a recession by choking off economic growth, or too lenient, potentially allowing inflation to take firmer root in the economy. Initial estimates showed that U.S. GDP expanded at a 2.5% annualized rate during the second quarter, confirming earlier indications of slower economic growth.

While there was no scheduled meeting for July, there was considerable debate over the future of Fed policy. After its June meeting, Fed members indicated that they believed U.S. economic growth was moderating, but they were concerned by recent reports of higher levels of core inflation.This left both the Fed and the markets in the position of scrutinizing each bit of new data in an attempt to determine the course of monetary policy.

Portfolio Focus

In this current market environment, most money market investors continued to focus primarily on shorter-term money market instruments. We maintained a similar strategy, generally keeping the fund's weighted average maturity in a range we consider shorter than industry averages. However, we are prepared to adjust our strategies as new economic data become available.

Incoming data could cause the Fed to decide to tighten further, thereby reinforcing its determination to keep prices in check.With three more Fed meetings before year-end, there will be ample opportunity for market participants and the Fed to decide if the tightening process is over or if this is just a pause in a longer process.

Sincerely,

Patricia A. Larkin Senior Portfolio Manager
August 15, 2006 New York, N.Y.
An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
[1] Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.
Yields fluctuate.

LETTER TO SHAREHOLDERS

Dear Shareholder:

We are pleased to present the semiannual report for Dreyfus Cash Management Funds (Tax Exempt). For the six-month period ended July 31, 2006, the three tax-exempt money market portfolios that comprise Dreyfus Cash Management Funds (Tax Exempt) produced the following annualized yields and annualized effective yields:1

		Annualized
	Annualized	Effective
	Yield (%)	Yield (%)

Dreyfus Municipal Cash Management Plus
Institutional Shares	3.21	3.26
Investor Shares	2.96	3.01
Administrative Shares	3.11	3.16
Participant Shares	2.81	2.85

Dreyfus N.Y. Municipal Cash Management
Institutional Shares	3.21	3.26
Investor Shares	2.96	3.00
Administrative Shares	3.11	3.16
Participant Shares	2.81	2.85

Dreyfus Tax Exempt Cash Management
Institutional Shares	3.20	3.25
Investor Shares	2.95	2.99
Administrative Shares	3.10	3.15
Participant Shares	2.80	2.84

On June 29, 2006, the Dreyfus Tax-Exempt Cash Management Fund obtained a AAA rating from Standard & Poor's, a major credit rating agency.The fund previously was not rated.

Economic and Market Environment

Despite headwinds such as volatile energy prices and rising commodity costs, the U.S. economy remained robust at the start of the reporting period. Labor markets strengthened as the unemployment rate hit multi-year lows, and consumer spending remained strong as homeowners borrowed against rising home values. Accordingly, as it had since June 2004, the Federal Reserve Board (the "Fed") continued to raise short-term interest rates. In fact, the Fed implemented its fourteenth consecutive rate hike on January 31, 2006, just one day before the reporting period began. By the reporting period's end, three additional rate hikes had driven the overnight federal funds rate to 5.25%, its highest level since March 2001.

Yields of tax-exempt money market instruments rose along with interest rates, reaching their highest levels in more than four years. The rise in yields piqued investor interest, and assets in tax-exempt money market funds climbed to record levels. However, yields of shorter-dated municipal money market securities generally rose more sharply than longer-dated securities, causing yield differences along the tax-exempt money market yield spectrum to narrow toward historical lows. By the end of the reporting period there was little difference in the yields of tax-exempt securities with maturities between six months and four years. Investors therefore continued to focus on instruments maturing in six months or less. Even institutional investors who normally favor longer-term securities began to purchase tax-exempt money market securities, adding to demand and putting downward pressure on tax-exempt yields.

Robust investor demand was met by a more limited supply of newly issued municipal money market instruments.The strengthening U.S. economy helped boost tax revenues for most states and municipalities, helping them achieve budget surpluses for their current fiscal years and reducing their need to borrow in order to cover operating shortfalls. In addition, some issuers revised their borrowing programs to rely less heavily on one-year municipal notes and more heavily on variable-rate demand notes on which yields are reset weekly or monthly. A reduced volume of newly issued tax-exempt municipal notes also constrained the rise in tax-exempt money market yields.

The Funds 5

LETTER TO SHAREHOLDERS (continued)

Like most other states, the growing U.S. economy benefited New York's fiscal condition by boosting corporate and personal incomes. In fact, in May 2006, the City of New York received a credit-rating upgrade from one of the major bond rating agencies to AA-, the highest in the city's history.

Portfolio Focus

In an environment characterized by low yields among variable-rate instruments, we found opportunities for incrementally higher yields from tax-exempt commercial paper with maturities in the six-to nine-month range. Otherwise, until the end of the reporting period, we generally maintained a relatively short weighted average maturity. With yield difference so narrow and interest rates rising, it made little sense to us to lock in yields any longer than we deemed necessary. In addition, since variable-rate yields have tended to be more volatile than those of longer-term instruments, we decreased the fund's exposure to variable-rate instruments in an effort to smooth out the fund's yield.

However, we began to lengthen the fund's weighted average maturity during the summer of 2006 toward a range we considered slightly longer than industry averages. Many states and municipalities issue the bulk of their municipal notes in June and July, and we took advantage of opportunities to capture what we believed to be attractive yields from newly issued securities. In addition, a softening housing market, moderating employment gains and other signs of potential economic slowdown suggested to us that short-term interest rates were unlikely to move much higher. Indeed, after more than two years of steady rate hikes, the Fed left the federal funds rate unchanged at its meeting on August 8, not long after the end of the reporting period. In our view, mone tary policy is now well within the neutral range and, while additional rate hikes are possible, the Fed for now is waiting to assess the effects of its previous moves on inflation and the economy.

Sincerely,

Colleen Meehan Senior Portfolio Manager
August 15, 2006 New York, N.Y.

An investment in each fund is not insured or guaranteed by the FDIC or any other government agency.Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate. For the national funds, income may be subject to state and local taxes. For the New York fund, income may be subject to state and local taxes for out-of-state residents. For each fund, some income may be subject to the federal alternative minimum tax (AMT).

UNDERSTANDING YOUR FUND'S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemptions fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund's prospectus or talk to your financial adviser.

Review your fund's expenses

The table below shows the expenses you would have paid on a $1,000 investment in each class of each fund from February 1, 2006 to July 31, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended July 31, 2006

† Expenses are equal to the funds' annualized expense ratio of .20% for Institutional Shares, .45% for Investor Shares, .30% for Administrative Shares and .60% for Participant Shares; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Funds 7

COMPARING YOUR FUND'S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC's method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investores assess fund expenses. Per these guidelines, the table below shows your fund's expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return.You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

† Expenses are equal to the funds' annualized expense ratio of .20% for Institutional Shares, .45% for Investor Shares, .30% for Administrative Shares and .60% for Participant Shares; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

8

STATEMENT OF INVESTMENTS July 31, 2006 (Unaudited)
	Principal
Dreyfus Cash Management	Amount ($)	Value ($)

Negotiable Bank Certificates of Deposit—31.2%

Bank of America N.A.
5.32%, 3/21/07	75,000,000 [a]	75,000,000
Bank of the West
5.10%, 8/2/06	150,000,000	150,000,000
Barclays Bank PLC (Yankee)
5.20%—5.47%, 8/29/06—10/20/06	600,000,000	600,000,000
BNP Paribas (Yankee)
5.47%, 10/24/06	400,000,000	400,000,000
Canadian Imperial Bank of Commerce (Yankee)
5.36%, 8/31/06	100,000,000	100,000,000
Credit Suisse (Yankee)
5.36%—5.47%, 8/30/06—10/20/06	600,000,000	600,000,000
DEPFA BANK PLC (Yankee)
5.36%—5.46%, 8/31/06—10/20/06	600,000,000	600,000,000
Dresdner Bank AG (Yankee)
5.30%, 8/11/06	150,000,000	150,000,000
First Tennessee Bank N.A. Memphis
5.47%, 10/18/06	500,000,000	500,000,000
HSH Nordbank AG (Yankee)
5.29%, 8/11/06	200,000,000	200,000,000
Societe Generale (Yankee)
5.32%, 8/21/06	400,000,000	400,000,000
Union Bank of California, N.A.
5.10%, 8/2/06	325,000,000	325,000,000
Total Negotiable Bank Certificates of Deposit
(cost $4,100,000,000)		4,100,000,000

Commercial Paper—53.3%

Abbey National North America LLC
5.30%, 8/1/06	150,000,000	150,000,000
Allied Irish Banks N.A. Inc.
5.37%, 8/31/06	300,000,000	298,670,000
Atlantic Asset Securitization LLC
5.31%, 8/11/06	49,219,000 [b]	49,146,675
Atlantis One Funding Corp.
5.47%, 10/20/06	141,976,000 [b]	140,273,866
Bank of America Corp.
5.33%, 8/21/06	200,000,000	199,413,111
BASF AG
5.35%, 8/21/06	403,000,000	401,813,389
Beethoven Funding Corp.
5.32%—5.33%, 8/9/06—8/21/06	328,777,000 [b]	328,199,756
CC (USA) Inc.
5.44%, 9/28/06	50,000,000 [b]	49,567,417

The Funds 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Dreyfus Cash Management (continued)	Amount ($)	Value ($)

Commercial Paper (continued)

Citigroup Funding Inc.
5.31%—5.49%, 8/10/06—10/20/06	550,000,000	547,639,597
CRC Funding LLC
5.34%—5.44%, 8/21/06—9/28/06	250,000,000 [b]	248,122,722
Cullinan Finance Ltd.
5.20%, 8/23/06—8/30/06	100,085,000 [b]	99,713,037
Daimler Chrysler Revolving Auto Conduit LLC
5.31%, 8/10/06	63,017,000	62,933,660
Deutsche Bank Financial LLC
5.29%, 8/1/06	550,000,000	550,000,000
Fairway Finance Company LLC
5.30%, 8/10/06	53,628,000 [b]	53,557,211
FCAR Owner Trust, Ser. I
5.12%—5.31%, 8/3/06—8/11/06	359,000,000	358,618,703
Gemini Securitization Corp., LLC
5.11%—5.48%, 8/3/06—10/20/06	345,000,000 [b]	342,650,150
General Electric Capital Corp.
5.33%, 8/21/06	500,000,000	498,533,333
General Electric Capital Services Inc.
5.33%, 8/21/06—8/22/06	400,000,000	398,797,333
Harrier Finance Funding Ltd.
5.20%—5.32%, 8/11/06—8/31/06	350,000,000 [b]	349,064,445
Intesa Funding LLC
5.36%, 8/31/06	200,000,000	199,114,167
K2 (USA) LLC
5.20%, 8/31/06	50,000,000 [b]	49,786,250
Kredietbank N.A. Finance Corp.
5.31%, 8/11/06	520,000,000	519,235,889
Prudential Funding LLC
5.29%, 8/1/06	150,000,000	150,000,000
Scaldis Capital Ltd.
5.47%, 10/20/06	30,565,000 [b]	30,198,560
Sigma Finance Inc.
5.20%—5.45%, 8/31/06—9/29/06	300,000,000 [b]	298,264,097
Spintab AB (Swedmortgage)
5.45%, 9/29/06	38,150,000	37,813,623
Three Pillars Funding LLC
5.48%, 10/20/06	30,423,000 [b]	30,057,924
Ticonderoga Master Funding Limited
5.31%, 8/11/06	50,000,000 [b]	49,926,528
UBS Finance Delaware LLC
5.29%, 8/1/06	150,000,000	150,000,000
Westpac Banking Corp.
5.10%, 8/1/06	217,000,000	217,000,000
Westpac Trust Securities NZ Ltd.
5.10%, 8/2/06	150,000,000	149,979,000
Total Commercial Paper
(cost $7,008,090,443)		7,008,090,443

	Principal
Dreyfus Cash Management (continued)	Amount ($)	Value ($)

Corporate Notes—8.0%

Bank of America Corp.
5.31%, 5/25/07	250,000,000 [a]	250,000,000
Fifth Third Bancorp
5.38%, 8/23/06	200,000,000 [a,b]	200,000,000
General Electric Capital Corp.
5.36%, 8/24/06	100,000,000 [a]	100,000,000
Harrier Finance Funding Ltd.
5.32%, 11/15/06—5/18/07	250,000,000 [a,b]	249,993,892
Morgan Stanley
5.37%, 8/3/06	250,000,000 [a]	250,000,000
Total Corporate Notes
(cost $1,049,993,892)		1,049,993,892

Time Deposits—7.6%

HSH Nordbank AG (Grand Cayman)
5.30%, 8/1/06	300,000,000	300,000,000
Manufacturers & Traders Trust Company (Grand Cayman)
5.30%, 8/1/06	250,000,000	250,000,000
National Australia Bank Ltd. (Grand Cayman)
5.31%, 8/1/06	174,000,000	174,000,000
Regions Bank (Grand Cayman)
5.30%, 8/1/06	100,000,000	100,000,000
State Street Bank and Trust Co., Boston, MA (Grand Cayman)
5.28%, 8/1/06	171,000,000	171,000,000
Total Time Deposits
(cost $995,000,000)		995,000,000

Total Investments (cost $13,153,084,335)	100.1%	13,153,084,335
Liabilities, Less Cash and Receivables	(.1%)	(10,411,603)
Net Assets	100.0%	13,142,672,732

[a] Variable rate security—interest rate subject to periodic change.
[b] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, these securities amounted to $2,568,522,530 or 19.5% of net assets.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Banking	60.8	Chemicals-Fibers & Diversified	3.1
Finance	11.8	Asset-Backed/Certificates-Other	1.9
Asset-Backed/Structured Investment Vehicles	8.3	Brokerage Firms	1.9
Asset-Backed/Multi-Seller Programs	8.0	Insurance	1.1
Asset-Backed/Single Seller	3.2		100.1

† Based on net assets. See notes to financial statements.

The Funds 11

STATEMENT OF INVESTMENTS July 31, 2006 (Unaudited)
	Principal
Dreyfus Cash Management Plus, Inc.	Amount ($)	Value ($)

Negotiable Bank Certificates of Deposit—24.3%

Barclays Bank PLC (Yankee)
5.20%, 8/24/06—8/29/06	400,000,000	400,000,000
BNP Paribas (Yankee)
5.47%, 10/24/06	281,000,000	281,000,000
Credit Suisse (Yankee)
5.36%—5.47%, 8/30/06—10/20/06	375,000,000	375,000,000
Dresdner Bank AG (Yankee)
5.30%, 8/11/06	250,000,000	250,000,000
First Tennessee Bank N.A. Memphis
5.37%, 8/29/06	200,000,000	200,000,000
Fortis Bank (Yankee)
5.36%, 8/31/06	200,000,000	200,000,000
HSH Nordbank AG (Yankee)
5.33%, 8/21/06	200,000,000	200,000,000
Societe Generale (Yankee)
5.32%, 8/21/06	350,000,000	350,000,000
Total Negotiable Bank Certificates of Deposit
(cost $2,256,000,000)		2,256,000,000

Commercial Paper—53.6%

Abbey National North America LLC
5.30%, 8/1/06	150,000,000	150,000,000
Amstel Funding Corp.
5.20%, 8/31/06	62,645,000 [a]	62,377,193
ANZ National (International) Ltd.
5.09%, 8/1/06	70,000,000 [a]	70,000,000
Atlantis One Funding Corp.
5.34%, 8/21/06	23,350,000 [a]	23,281,377
Beethoven Funding Corp.
5.32%—5.34%, 8/9/06—8/21/06	306,849,000 [a]	306,358,076
Bryant Park Funding LLC
5.20%—5.30%, 8/9/06—8/31/06	116,977,000 [a]	116,604,011
CHARTA LLC
5.20%—5.47%, 8/18/06—10/19/06	400,000,000 [a]	397,766,639
Citigroup Funding Inc.
5.34%, 8/21/06—8/22/06	400,000,000	398,795,055
Concord Minutemen Capital Co. LLC
5.33%, 8/21/06	390,000,000 [a]	388,856,000
CRC Funding LLC
5.20%—5.47%, 8/29/06—10/19/06	300,000,000 [a]	298,018,097
Crown Point Capital Co. LLC
5.47%, 10/17/06	168,305,000 [a]	166,361,077
Cullinan Finance Ltd.
5.36%, 8/30/06	250,000,000 [a]	248,930,625
Deutsche Bank Financial LLC
5.29%, 8/1/06	150,000,000	150,000,000

12

	Principal
Dreyfus Cash Management Plus, Inc. (continued)	Amount ($)	Value ($)

Commercial Paper (continued)

Falcon Asset Securitization Corp.
5.31%, 8/10/06	23,692,000 [a]	23,660,667
FCAR Owner Trust, Ser. I
5.10%, 8/2/06	140,000,000	139,980,420
General Electric Capital Corp.
5.33%, 8/21/06	250,000,000	249,266,667
Harrier Finance Funding Ltd.
5.30%, 8/10/06	45,300,000 [a]	45,240,204
ING (US) Funding LLC
5.36%, 8/29/06	100,000,000	99,586,611
Kredietbank N.A. Finance Corp.
5.10%, 8/2/06	20,000,000	19,997,203
Nordea North America Inc.
5.29%, 8/11/06	143,000,000	142,790,664
Prudential Funding LLC
5.29%, 8/1/06	150,000,000	150,000,000
Scaldis Capital Ltd.
5.30%, 8/10/06	50,000,000 [a]	49,934,000
Sigma Finance Inc.
5.20%, 8/31/06	130,000,000 [a]	129,444,250
Spintab AB (Swedmortgage)
5.37%, 8/29/06	200,000,000	199,172,444
Times Square Funding LLC
5.31%, 8/1/06—8/7/06	220,000,000 [a]	219,904,486
Total Capital S.A.
5.30%, 8/1/06	207,057,000 [a]	207,057,000
UBS Finance Delaware LLC
5.29%, 8/1/06	150,000,000	150,000,000
Westpac Banking Corp.
5.44%, 9/29/06	200,000,000	198,241,472
Westpac Capital Corp.
5.09%, 8/2/06	170,000,000	169,976,247
Total Commercial Paper
(cost $4,971,600,485)		4,971,600,485

Corporate Notes—8.7%

Bank of America Corp.
5.31%, 5/25/07	375,000,000 [b]	375,000,000
General Electric Capital Corp.
5.36%, 8/24/06	100,000,000 [b]	100,000,000
Harrier Finance Funding Ltd.
5.32%, 5/18/07	75,000,000 [a,b]	74,996,335
Lehman Brothers Holdings Inc.
5.31%, 12/12/06	250,000,000 [b]	250,000,000
Total Corporate Notes
(cost $799,996,335)		799,996,335

The Funds 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Dreyfus Cash Management Plus, Inc. (continued)	Amount ($)	Value ($)

Promissory Note—3.5%

Goldman Sachs Group Inc.
5.45%, 8/2/06
(cost $325,000,000)	325,000,000	325,000,000

Time Deposits—10.0%

Fifth Third Bank (Grand Cayman)
5.31%, 8/1/06	300,000,000	300,000,000
National Australia Bank Ltd. (Grand Cayman)
5.31%, 8/1/06	306,000,000	306,000,000
Regions Bank (Grand Cayman)
5.30%, 8/1/06	100,000,000	100,000,000
State Street Bank and Trust Co., Boston, MA (Grand Cayman)
5.28%, 8/1/06	221,000,000	221,000,000
Total Time Deposits
(cost $927,000,000)		927,000,000

Total Investments (cost $9,279,596,820)	100.1%	9,279,596,820
Liabilities, Less Cash and Receivables	(.1%)	(5,686,618)
Net Assets	100.0%	9,273,910,202

[a] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, these securities amounted to $2,828,790,037 or 30.5% of net assets.
[b] Variable rate security—interest rate subject to periodic change.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Banking	49.7	Asset-Backed/Structured Investment Vehicles	5.4
Asset-Backed/Multi-Seller Programs	19.0	Asset-Backed/Certificates	2.4
Finance	8.0	Insurance	1.6
Asset-Backed/Certificates-Other	6.3	Asset-Backed/Single Seller	1.5
Brokerage Firms	6.2		100.1

† Based on net assets. See notes to financial statements.

STATEMENT OF INVESTMENTS July 31, 2006 (Unaudited)
	Annualized
	Yield on
	Date of	Principal
Dreyfus Government Cash Management	Purchase (%)	Amount ($)	Value ($)

U.S. Government Agencies—43.0%

Federal Farm Credit Bank
10/6/06	5.29	125,000,000 [a]	124,993,298
Federal Home Loan Bank System:
8/1/06	5.05	268,300,000	268,300,000
8/25/06	5.06	425,000,000	423,583,333
9/29/06	5.34	81,000,000	80,300,702
Federal Home Loan Mortgage Corp.:
10/24/06	5.05	100,000,000	98,849,667
11/1/06	5.07	100,000,000	98,737,556
Federal National Mortgage Association:
8/16/06	5.00	500,000,000	498,970,833
9/27/06	5.35	443,368,000	439,661,444
Total U.S. Government Agencies
(cost $2,033,396,833)			2,033,396,833

Repurchase Agreements—57.2%

ABN AMRO Bank N.V.
dated 7/31/06, due 8/1/06 in the amount of
$600,087,000 (fully collateralized by $166,335,000
Federal Farm Credit Bank, Bonds, 4.30%-5.50%, due
2/17/09-9/8/15, value $163,199,153, $172,500,000
Federal Home Loan Bank System, Bonds, 3.73%-6%, due
8/25/06-3/28/16, value $171,409,650, $110,000,000
Federal Home Loan Mortgage Corp., Notes, 3.10%-
6.375%, due 8/25/06-11/9/11, value $110,723,517,
$85,000,000 Federal National Mortgage Association, Notes,
0%-6%, due 9/28/10-4/7/23, value $74,975,255 and
$92,037,000 U.S. Treasury Notes, 4.375%, due 11/15/08,
value $91,693,169)	5.22	600,000,000	600,000,000
Banc of America Securities LLC
dated 7/31/06, due 8/1/06 in the amount of
$600,087,167 (fully collateralized by $594,858,000
U.S. Treasury Notes, 6.125%-6.50%, due
10/15/06-8/15/07, value $612,000,600)	5.23	600,000,000	600,000,000
Barclays Financial LLC
dated 7/31/06, due 8/1/06 in the amount of
$75,010,958 (fully collateralized by $66,104,000
Treasury Inflation Protected Securities, 2%-3.625%,
due 1/15/26-4/15/28, value $76,500,059)	5.26	75,000,000	75,000,000
Citigroup Global Markets Holdings Inc.
dated 7/31/06, due 8/1/06 in the amount of
$442,064,704 (fully collateralized by $40,000,000
Federal Farm Credit Bank, Bonds, 4.95%, due 6/27/12,
value $38,949,400, $198,745,000 Federal Home Loan
Bank System, Bonds, 0%-7%, due 10/25/06-6/15/20,
value $198,862,427, $202,200,000 Federal Home Loan
Mortgage Corp., Notes, 3.15%-5%, due 11/20/08-11/3/11,
value $196,925,669 and $18,100,000 Tennessee Valley
Authority, Bonds, 4.70%, due 7/15/33, value $16,103,007)	5.27	442,000,000	442,000,000

The Funds 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Annualized
	Yield on
	Date of	Principal
Dreyfus Government Cash Management (continued)	Purchase (%)	Amount ($)	Value ($)

Repurchase Agreements (continued)

Goldman, Sachs & Co.
dated 7/31/06, due 8/1/06 in the amount of
$391,056,478 (fully collateralized by $198,865,000
Federal Home Loan Bank System, Bonds, 2.05%-7.075%,
due 8/15/06-3/9/26, value $197,029,641,
$83,862,000 Federal Home Loan Mortgage Corp., Notes,
2.20%-7.48%, due 8/25/06-6/23/33, value $80,061,946
and $122,375,000 Federal National Mortgage
Association, Notes, 0%-7.125%, due 8/14/06-1/30/23,
value $121,732,234)	5.20	391,000,000	391,000,000
Morgan Stanley
dated 7/31/06, due 8/1/06 in the amount of
$600,087,167 (fully collateralized by $1,343,234,000
U.S. Treasury Strips, due 8/15/20-11/15/21, value
$612,000,212)	5.23	600,000,000	600,000,000
Total Repurchase Agreements
(cost $2,708,000,000)			2,708,000,000

Total Investments (cost $4,741,396,833)		100.2%	4,741,396,833

Liabilities, Less Cash and Receivables		(.2%)	(9,201,952)

Net Assets		100.0%	4,732,194,881

a Variable rate security—interest rate subject to periodic change.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Repurchase Agreements	57.2	Federal Home Loan Mortgage Corp	4.2
Federal National Mortgage Association	19.8	Federal Farm Credit Bank	2.7
Federal Home Loan Bank System	16.3		100.2

† Based on net assets. See notes to financial statements.

STATEMENT OF INVESTMENTS July 31, 2006 (Unaudited)
	Annualized
	Yield on
	Date of	Principal
Dreyfus Government Prime Cash Management	Purchase (%)	Amount ($)	Value ($)

U.S. Government Agencies—99.9%

Federal Farm Credit Bank:
10/6/06	5.29	50,000,000 [a]	49,997,319
8/15/07	5.25	50,000,000 [a]	49,989,935
11/9/07	5.25	50,000,000 [a]	49,987,601
5/27/08	5.24	100,000,000 [a]	99,962,840
7/21/08	5.26	50,000,000 [a]	49,981,143
Federal Home Loan Bank System:
8/1/06	5.05	330,000,000	330,000,000
8/2/06	4.99	51,800,000	51,792,913
8/4/06	5.04	200,000,000	199,916,667
8/9/06	5.17	250,000,000	249,713,889
8/18/06	5.24	150,669,000	150,299,380
9/27/06	5.33	53,706,000	53,258,719
9/29/06	5.32	60,382,000	59,862,463
10/25/06	5.30	200,000,000	197,530,278
12/20/06	5.40	100,000,000	99,377,490

Total Investments (cost $1,691,670,637)		99.9%	1,691,670,637
Cash and Receivables (Net)		.1%	1,961,466
Net Assets		100.0%	1,693,632,103

a Variable rate security—interest rate subject to periodic change.

Portfolio Summary (Unaudited) †
	Value (%)		Value (%)

Federal Home Loan Bank System	82.2	Federal Farm Credit Bank	17.7
			99.9

† Based on net assets. See notes to financial statements.

The Funds 17

STATEMENT OF INVESTMENTS July 31, 2006 (Unaudited)
	Annualized
	Yield on
	Date of	Principal
Dreyfus Treasury Cash Management	Purchase (%)	Amount ($)	Value ($)

U.S. Treasury Bill—2.1%

12/7/06
(cost $98,282,667)	4.95	100,000,000	98,282,667

Repurchase Agreements—98.3%

ABN AMRO Bank N.V.
dated 7/31/06, due 8/1/06 in the amount of $650,094,250
(fully collateralized by $188,213,000 U.S. Treasury Bonds,
4.50%-6.375%, due 8/15/27-2/15/36, value $200,963,913
and $465,917,000 U.S. Treasury Notes, 3.125%-5%,
due 8/31/07-2/15/16, value $462,036,219)	5.22	650,000,000	650,000,000
Banc of America Securities LLC
dated 7/31/06, due 8/1/06 in the amount of $650,094,431
(fully collateralized by $219,879,000 Treasury Inflation Protected
Securities, 1.875%-3.625%, due 1/15/08-4/15/28, value
$237,732,217, $228,710,000 U.S. Treasury Bills, due 8/17/06,
value $228,195,402, $64,419,000 U.S. Treasury Bonds,
7.50%-9.875%, due 11/15/15-5/15/21, value $87,001,316
and $108,383,000 U.S. Treasury Notes, 3.625%-5.50%,
due 2/15/08- 6/30/11, value $110,071,538)	5.23	650,000,000	650,000,000
Barclays Financial LLC
dated 7/31/06, due 8/1/06 in the amount of $220,031,900
(fully collateralized by $10,052,000 U.S. Treasury Bills,
due 1/4/07, value $9,838,596, $158,346,000 U.S. Treasury Notes,
3.50%-3.875%, due 5/31/07-1/15/09, value $173,065,186
and $54,315,844 U.S. Treasury Strips, due 2/15/12, value $41,496,219)	5.22	220,000,000	220,000,000
Bear Stearns Cos. Inc.
dated 7/31/06, due 8/1/06 in the amount of $200,028,778
(fully collateralized by $205,479,000 U.S. Treasury Bills,
due 8/24/06-1/4/07, value $202,430,481)	5.18	200,000,000	200,000,000
Citigroup Global Markets Holdings Inc.
dated 7/31/06, due 8/1/06 in the amount of $300,043,583
(fully collateralized by $6,000,000 BEarer Corpora ConversionS, due 11/15/11, value $5,911,380 and $573,060,659 U.S. Treasury Strips,
due 2/15/07-11/15/28, value $300,088,620)	5.23	300,000,000	300,000,000
Credit Suisse (USA) Inc.
dated 7/31/06, due 8/1/06 in the amount of $500,072,222
(fully collateralized by $190,652,000 U.S. Treasury Bills,
due 1/25/07, value $185,985,792 and $325,000,000 U.S. Treasury
Notes, 2.625% due 11/15/06, value $324,436,450)	5.20	500,000,000	500,000,000
Goldman, Sachs & Co.
dated 7/31/06, due 8/1/06 in the amount of $17,002,385
(fully collateralized by $16,407,000 U.S. Treasury Notes,
6%, due 8/15/09, value $17,340,375)	5.05	17,000,000	17,000,000
J.P. Morgan Chase & Co.
dated 7/31/06, due 8/1/06 in the amount of $277,040,011
(fully collateralized by $287,398,000 U.S. Treasury Bills,
due 10/12/06-12/28/06, value $282,540,271)	5.20	277,000,000	277,000,000

18

	Annualized
	Yield on
	Date of	Principal
Dreyfus Treasury Cash Management (continued)	Purchase (%)	Amount ($)	Value ($)

Repurchase Agreements (continued)

Merrill Lynch & Co. Inc.
dated 7/31/06, due 8/1/06 in the amount of
$650,094,250 (fully collateralized by $660,566,000
U.S. Treasury Notes, 4.125%, due 8/15/08, value $663,000,678)	5.22	650,000,000	650,000,000
Morgan Stanley
dated 7/31/06, due 8/1/06 in the amount of
$650,094,431 (fully collateralized by $817,450,000
U.S. Treasury Strips, due 5/15/08-8/15/13, value $665,497,274)	5.23	650,000,000	650,000,000
UBS Securities LLC
dated 7/31/06, due 8/1/06 in the amount of
$500,071,944 (fully collateralized by $515,152,000
U.S. Treasury Notes, 3.125%, due 1/31/07, value $510,000,480)	5.18	500,000,000	500,000,000
Total Repurchase Agreements
(cost $4,614,000,000)			4,614,000,000

Total Investments (cost $4,712,282,667)		100.4%	4,712,282,667

Liabilities, Less Cash and Receivables		(.4%)	(18,921,191)

Net Assets		100.0%	4,693,361,476

Portfolio Summary (Unaudited) †
	Value (%)		Value (%)

Repurchase Agreements	98.3	U.S. Treasury Bill	2.1
			100.4

† Based on net assets. See notes to financial statements.

The Funds 19

STATEMENT OF INVESTMENTS July 31, 2006 (Unaudited)
	Annualized
	Yield on
	Date of	Principal
Dreyfus Treasury Prime Cash Management	Purchase (%)	Amount ($)	Value ($)

U.S. Treasury Bills—100.2%

8/3/06	4.76	900,000	899,762
8/10/06	4.78	24,600,000	24,570,725
8/17/06	4.76	83,966,000	83,789,998
8/24/06	4.91	962,278,000	959,271,566
8/31/06	4.75	376,920,000	375,446,879
9/7/06	4.77	10,000,000	9,951,489
9/21/06	4.86	292,000,000	290,015,363
10/5/06	4.94	27,745,000	27,500,488
10/12/06	4.86	37,820,000	37,459,954

Total Investments (cost $1,808,906,224)		100.2%	1,808,906,224
Liabilities, Less Cash and Receivables		(.2%)	(4,347,687)
Net Assets		100.0%	1,804,558,537

Portfolio Summary (Unaudited)†
Value (%)

U.S. Treasury Bills	100.2

† Based on net assets. See notes to financial statements.

STATEMENT OF INVESTMENTS July 31, 2006 (Unaudited)
	Coupon	Maturity	Principal
Dreyfus Municipal Cash Management Plus	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments—104.8%

Alabama—2.1%
Columbia Industrial Development Board, PCR,
Refunding (Alabama Power Company Project)	3.66	8/1/06	9,850,000	[a]	9,850,000
Mobile Industrial Development Board, PCR,
Refunding (Alabama Power Company Project)	3.60	8/7/06	12,000,000	[a]	12,000,000
Arizona—3.5%
Maricopa County Industrial Development Authority,
MFHR (San Clemente Apartments Project)
(Insured; FNMA and Liquidity Facility; FNMA)	3.93	8/7/06	1,010,000	[a]	1,010,000
Maricopa County Industrial Development Authority,
MFHR, Refunding (San Martin Apartments Project)
(Insured; FNMA and Liquidity Facility; FNMA)	3.67	8/7/06	7,200,000	[a]	7,200,000
Phoenix Civic Improvement Corporation, Airport Revenue (Merlots
Program) (Insured; FGIC and Liquidity Facility; Wachovia Bank)	3.74	8/7/06	4,630,000	[a,b]	4,630,000
Phoenix Civic Improvement Corporation, Water System Revenue
(Insured; MBIA and Liquidity Facility; Merrill Lynch)	3.68	8/7/06	14,320,000	[a,b]	14,320,000
Roaring Fork Municipal Products LLC (Pima County
Industrial Development Authority) (GIC; Trinity Funding
Corporation and Liquidity Facility; The Bank of New York)	3.79	8/7/06	8,775,000	[a,b]	8,775,000
California—1.6%
FHLMC Multifamily Certificates, Revenue
(Insured; FHLMC and Liquidity Facility; FHLMC)	3.74	8/7/06	16,724,314	[a,b]	16,724,314
Colorado—5.2%
Colorado Housing and Finance Authority, EDR
(Wanco Inc. Project) (LOC; U.S. Bank NA)	3.80	8/7/06	3,300,000	[a]	3,300,000
Erie, COP (LOC; Key Bank)	3.69	8/7/06	4,365,000	[a]	4,365,000
Lower Colorado River Authority, Revenue,
CP (Liquidity Facility; JPMorgan Chase Bank)	3.60	9/7/06	9,300,000		9,300,000
Southern Ute Indian Tribe of the Southern
Ute Indian Reservation, Revenue	3.68	8/7/06	21,000,000	[a]	21,000,000
Vail, MFHR (Liquidity Facility; Merrill Lynch Capital
Services and LOC; Ixis Corporate and Investment Bank)	3.77	8/7/06	16,065,000	[a,b]	16,065,000
Delaware—.4%
Delaware Economic Development Authority, Revenue (Saint
Anne's Episcopal School Project) (LOC; Wilmington Trust Co.)	3.75	8/7/06	4,000,000	[a]	4,000,000
District of Columbia—1.5%
Bank of New York Municipal Certificates Trust,
Revenue (GIC; Trinity Funding Corporation
and Liquidity Facility; The Bank of New York)	3.77	8/7/06	10,000,000	[a,b]	10,000,000
District of Columbia, Revenue, Refunding (American
Association of Homes and Services for the
Aging, Inc. Issue) (LOC; Unicredito Italiano SPA)	3.69	8/7/06	5,545,000	[a]	5,545,000
Florida—4.6%
Gainesville, Utilities System Revenue (Liquidity Facility; SunTrust Bank)	3.70	8/1/06	10,700,000	[a]	10,700,000
Miami-Dade County, Aviation Revenue, CP (Miami International
Airport) (LOC: BNP Paribas and Dexia Credit Locale)	3.65	8/16/06	15,073,000		15,073,000
Miami-Dade County Industrial Development Authority,
IDR (Fine Art Lamps Project) (LOC; SunTrust Bank)	3.69	8/7/06	3,850,000	[a]	3,850,000

The Funds 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Municipal	Coupon	Maturity	Principal
Cash Management Plus (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)

Florida (continued)
Orange County Housing Finance Authority,
Homeowner Revenue (Insured: FNMA and GNMA
and Liquidity Facility; Lehman Liquidity LLC)	3.75	8/7/06	3,050,000	[a,b]	3,050,000
Orange County Industrial Development Authority, IDR
(Central Florida YMCA Project) (LOC; Bank of America)	3.68	8/7/06	3,800,000	[a]	3,800,000
Sunshine State Governmental Financing Commission,
Revenue, CP (Liquidity Facility; DEPFA Bank PLC)	3.68	10/10/06	11,000,000		11,000,000
Georgia—.9%
Atlanta, Subordinate Lien Tax Allocation
(Atlantic Station Project) (LOC; Wachovia Bank)	3.74	8/7/06	4,000,000	[a]	4,000,000
Atlanta Urban Residential Finance Authority, MFHR
(Lindbergh City Center Apartments Project) (LOC; Regions Bank)	3.71	8/7/06	5,000,000	[a]	5,000,000
Illinois—4.1%
Chicago, IDR (Victoria Limited LLC Project) (LOC; ABN-AMRO)	3.73	8/7/06	3,500,000	[a]	3,500,000
Chicago, SFMR	3.99	7/12/07	10,000,000		10,000,000
Illinois (Merlots Program) (Insured; FGIC
and Liquidity Facility; Wachovia Bank)	3.69	8/7/06	5,340,000	[a,b]	5,340,000
Illinois Finance Authority, Revenue (The Landing at
Plymouth Place Project) (LOC; Lloyds TSB Bank PLC)	3.65	8/7/06	5,000,000	[a]	5,000,000
Illinois Health Facilities Authority, Revenue,
CP (Evanston Northwestern Corporation)	3.55	9/14/06	10,000,000		10,000,000
Upper Illinois River Valley Development Authority,
SWDR (Exolon-Esk Co. Project) (LOC; Bank of America)	3.71	8/7/06	8,405,000	[a]	8,405,000
Indiana—2.3%
Elkhart County, EDR (Four Seasons
Manufacturing Project) (LOC; National City Bank)	3.77	8/7/06	4,000,000	[a]	4,000,000
Hammond, Sewer and Solid Waste Disposal Revenue,
Refunding (Cargill Inc. Project)	3.70	8/7/06	6,500,000	[a]	6,500,000
Indiana Finance Authority, EDR (JRL Leasing, Inc. and
LaSarre Co., LLC Project) (LOC; National City Bank)	3.77	8/7/06	3,800,000	[a]	3,800,000
Indiana Toll Road Commission, Toll Road Revenue
(Merlots Program) (Liquidity Facility; Wachovia Bank)	3.69	8/7/06	3,245,000	[a,b,c]	3,245,000
Saint Joseph County, Health Care Facility Revenue (South
Bend Medical Foundation Project) (LOC; National City Bank)	3.72	8/7/06	2,900,000	[a]	2,900,000
Whiting, Industrial Sewage and SWDR, Refunding
(Amoco Oil Company Project)	3.72	8/1/06	3,250,000	[a]	3,250,000
Iowa—.4%
Iowa Finance Authority, SFMR (Backed Securities Program)
(Liquidity Facility; State Street Bank and Trust Co.)	3.70	8/7/06	4,500,000	[a]	4,500,000
Kansas—.5%
Junction City, Temporary Notes	4.87	8/1/07	2,000,000		2,014,482
Mission, MFHR, Refunding (The Falls Apartments Project) (Insured; FNMA)	3.74	8/7/06	3,350,000	[a]	3,350,000
Kentucky—3.1%
Kenton County Airport Board, Special Facilities Revenue
(Airis Cincinnati LLC Project) (LOC; Deutsche Postbank)	3.75	8/7/06	31,800,000	[a]	31,800,000

22

Dreyfus Municipal	Coupon	Maturity	Principal
Cash Management Plus (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)

Louisiana—1.0%
Parish of Calcasieu Inc. Industrial Development Board, Environmental
Revenue (Citgo Petroleum Corporation Project) (LOC; BNP Paribas)	3.72	8/1/06	10,000,000	[a]	10,000,000
Maine—.2%
Auburn, Obligation Securities Revenue (J&A Properties and United
Fabricants Strainrite Project) (LOC; Citizens Bank of Massachusetts)	3.70	8/7/06	2,550,000	[a]	2,550,000
Maryland—.2%
Maryland Economic Development Corporation, Revenue,
Refunding (United Cerebral Palsy Project) (LOC; M&T Bank)	3.76	8/7/06	2,144,500	[a]	2,144,500
Massachusetts—3.8%
Everett, GO Notes, BAN	3.89	9/8/06	11,000,000		11,000,235
Massachusetts Development Finance Agency,
Revenue (Northfield Mount Hermon School Issue)
(Insured; Radian Bank and Liquidity Facility; Bank of America)	3.75	8/7/06	5,000,000	[a]	5,000,000
Massachusetts Development Finance Agency, Revenue
(Suffolk University Issue) (Insured; Assured Guaranty
and Liquidity Facility; Citizens Bank of Massachusetts)	3.72	8/7/06	7,400,000	[a]	7,400,000
Massachusetts Health and Educational Facilities Authority,
Revenue (Putters Program) (University of Massachusetts
Project) (Insured; FGIC and Liquidity Facility; PB Finance Inc.)	3.70	8/7/06	10,950,000	[a,b]	10,950,000
Pembroke, GO Notes, BAN	3.95	8/3/06	5,000,000		5,000,301
Michigan—5.4%
Michigan, GO Notes	4.44	9/29/06	7,600,000		7,615,323
Michigan Hospital Finance Authority, HR (Chelsea
Community Hospital) (LOC; National City Bank)	3.67	8/7/06	3,620,000	[a]	3,620,000
Michigan Hospital Finance Authority, Revenue (Health
Care Equipment Loan Program) (LOC; ABN-AMRO)	3.68	8/7/06	5,000,000	[a]	5,000,000
Michigan Municipal Bond Authority, Revenue
(LOC; JPMorgan Chase Bank)	3.98	8/18/06	10,500,000		10,503,597
Michigan Strategic Fund, LOR (HME Inc. Project) (LOC; Fifth Third Bank)	3.73	8/7/06	2,235,000	[a]	2,235,000
Michigan Strategic Fund, LOR (Kaumagraph
Flint Corp. Project) (LOC; Bank One)	3.76	8/7/06	2,600,000	[a]	2,600,000
Michigan Strategic Fund, LOR (PFG
Enterprises Inc. Project) (LOC; Huntington NB)	3.94	8/7/06	2,875,000	[a]	2,875,000
Oakland County Economic Development Corporation, LOR
(Michigan Seamless Tube LLC Project) (LOC; ABM-AMRO)	3.80	8/7/06	4,000,000	[a]	4,000,000
Roaring Fork Municipal Products LLC (Michigan Higher
Education Student Loan Authority) (Insured; AMBAC
and Liquidity Facility; The Bank of New York)	3.77	8/7/06	8,747,000	[a,b]	8,747,000
University of Michigan, CP	3.55	11/3/06	10,000,000		10,000,000
Minnesota—1.9%
Minneapolis-Saint Paul Metropolitan Airports Commission,
Airport Revenue (Insured; FGIC and Liquidity Facility; Merrill Lynch)	3.68	8/7/06	9,660,000	[a,b]	9,660,000
Southern Minnesota Municipal Power Agency, Power
Supply System Revenue, CP (Liquidity Facility;
Landesbank Hessen-Thuringen Girozentrale)	3.65	11/30/06	10,000,000		10,000,000

The Funds 23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Municipal	Coupon	Maturity	Principal
Cash Management Plus (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)

Missouri—1.1%
Missouri Health and Educational Facilities Authority, Health Facilities
Revenue (Deaconess Long Term Care of Missouri, Inc.) (LOC; Bank One)	3.69	8/7/06	8,145,000	[a]	8,145,000
Saint Louis Industrial Development Authority, MFHR
(Windward Estates Project) (GIC; IXIS Corporate and Investment
Bank and Liquidity Facility; Merrill Lynch Capital Services)	3.77	8/7/06	3,570,000	[a,b]	3,570,000
Nevada—2.5%
Roaring Fork Municipal Products LLC, Revenue (Insured;
FNMA and Liquidity Facility; The Bank of New York)	3.79	8/7/06	13,565,000	[a,b]	13,565,000
Washoe County, Gas Facilities Revenue (Sierra Pacific Power Co.
Project) (Insured; MBIA and Liquidity Facility; Lehman Liquidity LLC)	3.75	8/7/06	11,975,000	[a,b]	11,975,000
New Hampshire—.5%
New Hampshire Health and Education Facilities Authority, Revenue
(Currier Museum of Art Issue) (LOC; Royal Bank of Scotland PLC)	3.67	8/7/06	4,700,000	[a]	4,700,000
New Mexico—.6%
Dona Ana County, IDR (Foamex Products Inc.
Project) (LOC; Bank of Nova Scotia)	3.74	8/7/06	5,900,000	[a]	5,900,000
New York—3.5%
New York City Industrial Development Agency, Special Facility Revenue
(Korean Air Lines Company Limited Project) (LOC; HSBC Bank USA)	3.59	8/7/06	20,000,000	[a]	20,000,000
Triborough Bridge and Tunnel Authority, General
Revenue, Refunding (Liquidity Facility; Bank of America)	3.66	8/7/06	13,200,000	[a]	13,200,000
TSASC Inc. of New York, Tobacco Settlement
Asset-Backed Bonds (Liquidity Facility; Merrill Lynch)	3.71	8/7/06	3,280,000	[a,b]	3,280,000
North Carolina—2.5%
Burke County Industrial Facilities and Pollution
Control Financing Authority, IDR (Bauer
Industries Inc. Project) (LOC; Bank of Montreal)	3.76	8/7/06	1,455,000	[a]	1,455,000
Charlotte, Water and Sewer System Revenue
(Liquidity Facility; DEPFA Bank PLC)	3.67	8/7/06	15,000,000	[a]	15,000,000
Raleigh-Durham Airport Authority, Airport Revenue
(Insured; XLCA and Liquidity Facility; DEPFA Bank PLC)	3.70	8/7/06	10,000,000	[a]	10,000,000
Ohio—5.3%
Butler County, Capital Funding Revenue (CCAO Low Cost
Capital Pooled Financing Program) (LOC; U.S. Bank NA)	3.66	8/7/06	3,255,000	[a]	3,255,000
Hamilton County, Health Care Facilities Revenue
(Twin Towers and Twin Lakes Project) (LOC; U.S. Bank NA)	3.67	8/7/06	8,000,000	[a]	8,000,000
Hamilton County, Hospital Facilities Revenue (Insured;
FSA and Liquidity Facility; Svenska Handelsbanken)	3.73	8/7/06	10,000,000	[a,b]	10,000,000
Middletown, Hospital Facilities Revenue (Liquidity Facility;
Merrill Lynch Capital Services and LOC; Merrill Lynch)	3.73	8/7/06	20,510,000	[a,b]	20,510,000
Ohio Water Development Authority, PCR (FirstEnergy Nuclear
Generation Corp. Project) (LOC; Barclays Bank PLC)	3.71	8/7/06	9,700,000	[a]	9,700,000
University of Cincinnatti, General Receipts, BAN	4.44	1/25/07	5,000,000		5,028,155
Oklahoma—.5%
Tulsa County Industrial Authority, Capital Improvements
Revenue (Liquidity Facility; Bank of America)	3.62	11/15/06	5,000,000		5,000,000

Dreyfus Municipal	Coupon	Maturity	Principal
Cash Management Plus (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)

Oregon—1.4%
Oregon, Homeowner Revenue (Liquidity Facility; Landesbank
Hessen-Thuringen Girozentrale and LOC; Trinity Funding Corporation)	3.72	8/7/06	14,450,000	[a,b]	14,450,000
Pennsylvania—11.7%
Beaver County Industrial Development Authority, EIR
(BASF Corporation Project) (LOC; BASF AG)	3.81	8/1/06	3,700,000	[a]	3,700,000
Chartiers Valley Industrial and Commercial Development
Authority (Wesley Hills Project) (LOC; Fifth Third Bank)	3.67	8/7/06	8,400,000	[a]	8,400,000
Dauphin County General Authority, Revenue (Insured; FSA
and Liquidity Facility: Bank of Nova Scotia and KBC Bank)	3.67	8/7/06	15,925,000	[a]	15,925,000
Dauphin County General Authority, Revenue (Insured; FSA
and Liquidity Facility: Bank of Nova Scotia and KBC Bank)	3.67	8/7/06	15,000,000	[a]	15,000,000
Dauphin County General Authority, Revenue
(School District Pooled Financing Program II)
(Insured; AMBAC and Liquidity Facility; Bank of Nova Scotia)	3.67	8/7/06	2,250,000	[a]	2,250,000
Emmaus General Authority, Local
Government Revenue (LOC; DEPFA Bank PLC)	3.69	8/7/06	7,800,000	[a]	7,800,000
Emmaus General Authority, Local
Government Revenue (LOC; DEPFA Bank PLC)	3.69	8/7/06	5,500,000	[a]	5,500,000
Lancaster Municipal Authority, Revenue (Ephrata
Community Hospital Project) (LOC; Fulton Bank)	3.75	8/7/06	4,000,000	[a]	4,000,000
Lancaster Municipal Authority, Revenue
(Garden Spot Village Project) (LOC; Fulton Bank)	3.72	8/7/06	7,435,000	[a]	7,435,000
Montgomery County Industrial Development Authority,
Retirement Community Revenue (Adult Communities
Total Services Retirement Life Communities Inc. Obligated
Group) (Insured; Radian and Liquidity Facility; ABN-AMRO)	3.70	8/1/06	2,000,000	[a]	2,000,000
Montgomery County Industrial Development Authority, Revenue
(Recigno Laboratories, Inc. Project) (LOC; Wachovia Bank)	3.81	8/7/06	1,685,000	[a]	1,685,000
North Lebanon Township Municipal Authority, Sewer Revenue
(Insured; FSA and Liquidity Facility; Dexia Credit Locale)	3.69	8/7/06	3,400,000	[a]	3,400,000
Pennsylvania Housing Finance Agency, SFHR
(Liquidity Facility; DEPFA Bank PLC)	3.68	8/7/06	24,200,000	[a]	24,200,000
Philadelphia, Airport Revenue, Refunding (Insured; MBIA
and Liquidity Facility; JPMorgan Chase Bank)	3.73	8/7/06	10,900,000	[a]	10,900,000
West Cornwall Township Municipal Authority,
GO Notes, Refunding (Bethlehem Area School District
Project) (Insured; FSA and Liquidity Facility; Dexia Credit Locale)	3.67	8/7/06	9,800,000	[a]	9,800,000
West Cornwall Township Municipal Authority, Revenue
(Pennsylvania General Government Loan Program)
(Insured; FSA and Liquidity Facility; Dexia Credit Locale)	3.67	8/7/06	1,103,000	[a]	1,103,000
South Carolina—1.2%
South Carolina Association of Governmental Organizations, COP, TAN	4.19	4/13/07	12,000,000		12,026,803
Tennessee—1.0%
Sevier County Public Building Authority, Local Government
Public Improvement Revenue (Insured; AMBAC and
Liquidity Facility; Landesbank Hessen-Thuringen Girozentrale)	3.66	8/7/06	10,000,000	[a]	10,000,000

The Funds 25

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Municipal	Coupon	Maturity	Principal
Cash Management Plus (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)

Texas—14.4%
ABN AMRO Munitops Certificates Trust, Water Revenue
(Tarrant Regional Water District)
(Insured; FGIC and Liquidity Facility; ABN-AMRO)	3.69	8/7/06	4,800,000	[a,b]	4,800,000
Bexar County Housing Finance Corporation, MFHR (Gates
Capernaum Apartments Project) (Liquidity Facility; Merrill Lynch)	3.77	8/7/06	3,960,000	[a,b]	3,960,000
East Texas Housing Finance Corporation,
MFHR (Liquidity Facility; Merrill Lynch)	3.77	8/7/06	4,320,000	[a,b]	4,320,000
El Paso County Hospital District, GO Notes (Putters Program)
(Insured; AMBAC and Liquidity Facility; Deutsche Postbank)	3.70	8/7/06	3,480,000	[a,b]	3,480,000
Fort Bend County, Toll Road Revenue (Putters Program)
(Insured; FGIC and Liquidity Facility; PB Finance Inc.)	3.70	8/7/06	2,780,000	[a,b]	2,780,000
Harris County, GO, CP (Liquidity Facility:
Bank of Nova Scotia and Lloyds TSB Bank PLC)	3.58	8/15/06	5,000,000		5,000,000
Harris County Housing Finance Corporation, MFHR
(Liquidity Facility; Merrill Lynch and LOC; Merrill Lynch)	3.77	8/7/06	13,145,000	[a,b]	13,145,000
Harris County Metropolitan Transportation Authority,
Sales and Use Tax Revenue, CP (LOC; DEPFA Bank PLC)	3.60	8/1/06	10,000,000		10,000,000
Harris County Metropolitian Transportation Authority,
Sales and Use Tax Revenue, CP (LOC; DEPFA Bank PLC)	3.65	9/21/06	2,000,000		2,000,000
Houston, CP (Liquidity Facility; DEPFA Bank PLC)	3.72	11/16/06	20,000,000		20,000,000
Montgomery County Housing Finance Corporation, MFHR
(Park at Woodline Townhomes) (LOC; Citibank NA)	3.76	8/7/06	7,500,000	[a]	7,500,000
Permian Basin Regional Housing Finance Corporation,
SFMR (Mortgage Backed Securities Program) (GIC; Aegon NV)	3.99	6/1/07	5,455,000		5,455,000
Revenue Bond Certificate Series Trust Various States,
Housing Revenue (Pebble Brooke) (GIC; AIG Funding Inc.)	3.81	8/7/06	7,000,000	[a,b]	7,000,000
Revenue Bond Certificate Series Trust Various States,
Revenue (Chimney Project) (GIC; AIG Funding Inc.)	3.81	8/7/06	6,200,000	[a,b]	6,200,000
Texas, TRAN	4.50	8/31/06	27,000,000		27,025,358
Texas Affordable Housing Corporation, MFHR
(American Housing Foundation Portfolio) (Insured; MBIA
and Liquidity Facility; Branch Banking and Trust Company)	3.68	8/7/06	10,000,000	[a,b]	10,000,000
Texas Department of Housing and Community Affairs,
MFHR (Liquidity Facility; Merrill Lynch and LOC; Merrill Lynch)	3.77	8/7/06	7,500,000	[a,b]	7,500,000
Texas Public Finance Authority, CP	3.60	9/6/06	10,900,000		10,900,000
Utah—3.5%
Murray City, HR (IHC Health Services Inc.)	3.68	8/1/06	36,300,000	[a]	36,300,000
Vermont—2.4%
University of Vermont and State Agricultural College, CP	3.65	10/10/06	3,015,000		3,015,000
University of Vermont and State Agricultural College, CP	3.65	10/12/06	8,000,000		8,000,000
Vermont Economic Development Authority, Revenue, CP (Economic
Development Capital Program) (LOC; JPMorgan Chase Bank)	3.68	10/18/06	13,650,000		13,650,000

26

Dreyfus Municipal	Coupon	Maturity	Principal
Cash Management Plus (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)

Virginia—4.3%
Morgan Keegan Municipal Products Inc., Revenue (Virginia Housing
Development Authority) (Liquidity Facility; BNP Paribas)	3.74	8/7/06	20,000,000	[a,b]	20,000,000
Norfolk Economic Development Authority,
New Empowerment Zone Facility Revenue (Metropolitan
Machine Corp. Project) (LOC; Wachovia Bank)	3.71	8/7/06	6,100,000	[a]	6,100,000
Virginia Beach Development Authority, IDR, Refunding (Giant
Square Shopping Center Co. LLP Project) (LOC; Wachovia Bank)	3.71	8/7/06	3,500,000	[a]	3,500,000
Virginia Housing Development Authority,
Commonwealth Mortgage Revenue	3.73	12/12/06	15,000,000		15,000,000
Washington—3.6%
Everett Industrial Development Corporation, Exempt
Facilities Revenue (Kimberly Clark Corp. Project)	3.71	8/7/06	3,200,000	[a]	3,200,000
Port of Bellingham Industrial Development Corporation,
Environmental Facilities Industrial Revenue
(BP West Coast Products LLC Project)	3.72	8/1/06	4,750,000	[a]	4,750,000
Port of Seattle, Revenue (Insured; FGIC
and Liquidity Facility; BNP Paribas)	3.71	8/7/06	2,870,000	[a,b]	2,870,000
Seattle Housing Authority, Revenue
(Newholly Project-Phase III) (LOC; Key Bank)	3.71	8/7/06	2,450,000	[a]	2,450,000
Washington Economic Development Finance Authority, SWDR
(Cedar Grove Composing Project) (LOC; Wells Fargo Bank)	3.70	8/7/06	5,000,000	[a]	5,000,000
Washington Economic Development Finance Authority, SWDR
(Lemay Enterprises Project) (LOC; Bank of America)	3.70	8/7/06	5,660,000	[a]	5,660,000
Washington Economic Development Finance Authority, SWDR
(Waste Management Project) (LOC; Bank of America)	3.73	8/7/06	5,500,000	[a]	5,500,000
Washington Housing Finance Commission, MFHR
(Queen Anne Project) (LOC; Bank of America)	3.73	8/7/06	7,500,000	[a]	7,500,000
Wisconsin—1.1%
Middleton-Cross Plains Area School District, BAN	3.96	12/1/06	1,800,000		1,801,522
Onalaska School District, BAN	3.63	11/15/06	10,000,000		10,001,132
Wyoming—1.0%
Campbell County, IDR (Two Elk Power
Generation Station Project) (LOC; Citibank NA)	3.50	11/30/06	10,000,000		10,000,000

Total Investments (cost $1,090,283,722)			104.8%		1,090,283,722
Liabilities, Less Cash and Receivables			(4.8%)		(50,412,376)
Net Assets			100.0%		1,039,871,346

See footnotes on page 42. See notes to financial statements.

The Funds 27

STATEMENT OF INVESTMENTS July 31, 2006 (Unaudited)
Dreyfus New York	Coupon	Maturity	Principal
Municipal Cash Management	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments—100.7%

Albany Industrial Development Agency,
Senior Housing Revenue (South Mall Towers Albany,
L.P. Project) (Insured; FNMA and Liquidity Facility; FNMA)	3.65	8/7/06	6,700,000	[a]	6,700,000
Allegany County, GO Notes, BAN (LOC; JPMorgan Chase Bank)	4.25	9/27/06	2,800,000		2,804,260
Chautauqua County Industrial Development Agency, Civic
Facility Revenue (Gerry Homes Project) (LOC; HSBC Bank USA)	3.80	8/7/06	13,400,000	[a]	13,400,000
Chemung County Industrial Development Agency, IDR
(MMARS 2nd Program) (LOC; HSBC Bank USA)	3.80	8/7/06	1,140,000	[a]	1,140,000
Dutchess County Industrial Development Agency,
Civic Facility Revenue, Refunding (Lutheran Center
at Poughkeepsie, Inc. Project) (LOC; Key Bank)	3.70	8/7/06	3,815,000	[a]	3,815,000
Erie County Industrial Development Agency, Civic Facility
Revenue (D'Youville College Project) (LOC; HSBC Bank USA)	3.80	8/7/06	7,310,000	[a]	7,310,000
Erie County Industrial Development Agency, Civic Facility
Revenue (Heritage Center Project) (LOC; Key Bank)	3.71	8/7/06	2,355,000	[a]	2,355,000
Erie County Industrial Development Agency, Civic Facility
Revenue (YMCA of Greater Buffalo Project) (LOC; HSBC Bank USA)	3.80	8/7/06	1,350,000	[a]	1,350,000
Erie County Industrial Development Agency, Civic Facility
Revenue (YMCA of Greater Buffalo Project) (LOC; HSBC Bank USA)	3.80	8/7/06	4,000,000	[a]	4,000,000
Erie County Industrial Development Agency, School Facility
Revenue (City School District of the City of Buffalo
Project) (Insured; FSA and Liquidity Facility; Goldman Sachs)	3.67	8/7/06	3,335,000	[a,b]	3,335,000
Erie County Tobacco Asset Securitization Corporation,
Tobacco Settlement Asset-Backed Bonds
(Liquidity Facility; Merrill Lynch and LOC; Merrill Lynch)	3.70	8/7/06	3,245,000	[a,b]	3,245,000
Herkimer County Industrial Development Agency, IDR
(F.E. Hale Manufacturing Co. Facility) (LOC; HSBC Bank USA)	3.80	8/7/06	2,450,000	[a]	2,450,000
Metropolitan Transportation Authority, Dedicated Tax Fund,
Refunding (Insured; XLCA and Liquidity Facility; Citibank NA)	3.65	8/7/06	7,000,000	[a]	7,000,000
Metropolitan Transportation Authority,
Transportation Revenue, CP (LOC; ABN-AMRO)	3.65	9/8/06	13,000,000		13,000,000
Monroe County Industrial Development Agency,
IDR (Chaney Enterprise) (LOC; M&T Bank)	3.84	8/7/06	2,700,000	[a]	2,700,000
Monroe County Industrial Development Agency, IDR
(Genesee Metal Stampings Inc. Facility) (LOC; HSBC Bank USA)	3.80	8/7/06	810,000	[a]	810,000
Monroe County Industrial Development Agency, LR
(Robert Weslayan College Project) (LOC; M&T Bank)	3.71	8/7/06	2,900,000	[a]	2,900,000
Nassau County Industrial Development Agency,
Civic Facility Revenue (Saint Mary's
Children Project) (LOC; Commerce Bank)	3.69	8/7/06	2,015,000	[a]	2,015,000
Nassau County Industrial Development Agency, Revenue
(Bryant Landing Project) (Liquidity Facility;
Merrill Lynch and LOC; Merrill Lynch)	3.74	8/7/06	5,000,000	[a,b]	5,000,000
Nassau County Tobacco Settlement Corporation,
Tobacco Settlement Asset-Backed Bonds (Liquidity Facility;
Merrill Lynch Capital Services and LOC; Merrill Lynch)	3.71	8/7/06	10,000,000	[a,b]	10,000,000
New York City (Liquidity Facility; Merrill Lynch)	3.70	8/7/06	7,000,000	[a,b]	7,000,000

28

Dreyfus New York	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)

New York City (LOC; Landesbank Baden-Wurttemberg)	3.67	8/1/06	4,000,000	[a]	4,000,000
New York City, GO Notes	4.97	8/1/06	2,900,000		2,900,000
New York City, GO Notes	6.96	8/1/06	3,000,000		3,000,000
New York City, GO Notes	6.11	4/15/07	4,000,000	[c]	4,113,139
New York City Industrial Development Agency, Civic Facility Revenue
(Birch Wathen Lenox School Project) (LOC; Allied Irish Bank)	3.65	8/7/06	5,250,000	[a]	5,250,000
New York City Industrial Development Agency, Civic Facility Revenue
(Brooklyn United Methodist Project) (LOC; The Bank of New York)	3.65	8/7/06	3,720,000	[a]	3,720,000
New York City Industrial Development Agency, Civic Facility Revenue
(French Institute-Alliance Francaise de New York—Federation
of French Alliances in the United States Project) (LOC; M&T Bank)	3.70	8/7/06	2,550,000	[a]	2,550,000
New York City Industrial Development Agency, Civic Facility Revenue
(Jewish Community Center on the Upper West Side,
Inc. Project) (LOC; M&T Bank)	3.71	8/7/06	5,000,000	[a]	5,000,000
New York City Industrial Development Agency, Civic Facility Revenue
(Sephardic Community Youth Center, Inc. Project) (LOC; M&T Bank)	3.69	8/7/06	5,000,000	[a]	5,000,000
New York City Industrial Development Agency, Civic Facility Revenue
(Village Community School Project) (LOC; M&T Bank)	3.70	8/7/06	2,450,000	[a]	2,450,000
New York City Industrial Development Agency, Civic Facilty Revenue
(Wartburg Lutheran Home for the Aging and
Wartburg Nursing Home, Inc. Project) (LOC; Key Bank)	3.70	8/7/06	9,000,000	[a]	9,000,000
New York City Industrial Development Agency, IDR, Refunding
(Plaza Packaging Project) (LOC; The Bank of New York)	3.80	8/7/06	1,370,000	[a]	1,370,000
New York City Industrial Development Agency,
Liberty Revenue (7 World Trade Center, LLC Project)
(LOC; Citibank NA and Liquidity Facility; Citibank NA)	3.69	8/7/06	2,200,000	[a,b]	2,200,000
New York City Industrial Development Agency, Liberty Revenue
(FC Hanson Office Associates LLC Project) (LOC; Lloyds TSB Bank PLC)	3.65	8/7/06	4,500,000	[a]	4,500,000
New York City Industrial Development Agency,
Special Facilities Revenue (Liquidity Facility; Merrill Lynch)	3.70	8/7/06	8,200,000	[a,b]	8,200,000
New York City Municipal Water Finance Authority,
CP (LOC: Landesbank Baden Wurttemberg
and Landesbank Hessen-Thuringen Girozentrale)	3.60	10/12/06	20,000,000		20,000,000
New York City Municipal Water Finance Authority,
Water and Sewer System Revenue (Insured; FGIC)	3.65	8/1/06	15,000,000	[a]	15,000,000
New York City Municipal Water Finance Authority,
Water and Sewer System Revenue (Putters Program)
(Liquidity Facility; JPMorgan Chase Bank)	3.68	8/7/06	7,360,000	[a,b]	7,360,000
New York Counties Tobacco Trust I, Revenue (Liquidity
Facility; Merrill Lynch and LOC; Merrill Lynch)	3.70	8/7/06	2,680,000	[a,b]	2,680,000
New York Liberty Development Corporation, Revenue (Goldman
Sachs Headquarters Issue) (Liquidity Facility; Citibank NA)	3.68	8/7/06	9,300,000	[a,b]	9,300,000
New York State Dormitory Authority, Revenue (Mount Sinai
NYU Health Obligated Group) (Liquidity Facility; Merrill Lynch)	3.70	8/7/06	9,335,000	[a,b]	9,335,000
New York State Dormitory Authority, Revenue (Oxford University
Press Inc.) (LOC; Landesbank Hessen-Thuringen Girozentrale)	3.70	8/1/06	10,300,000	[a]	10,300,000

The Funds 29

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus New York	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)

New York State Dormitory Authority, Revenue
(Park Ridge Hospital Inc.) (LOC; JPMorgan Chase Bank)	3.54	8/7/06	10,400,000	[a]	10,400,000
New York State Dormitory Authority, Revenue (Pratt Institute)
(Insured; Radian Bank and Liquidity Facility; Citibank NA)	3.72	8/7/06	6,400,000	[a]	6,400,000
New York State Housing Finance Agency, Housing Revenue
(33 West End Avenue Apartments) (LOC; HSBC Bank USA)	3.70	8/7/06	9,000,000	[a]	9,000,000
New York State Housing Finance Agency, Housing
Revenue (240 East 39th Street) (LOC; FNMA)	3.68	8/7/06	8,100,000	[a]	8,100,000
New York State Housing Finance Agency, Housing Revenue
(250 West 93rd Street) (LOC; Bank of America)	3.69	8/7/06	5,000,000	[a]	5,000,000
New York State Housing Finance Agency, Housing
Revenue (360 West 43rd Street) (LOC; FNMA)	3.63	8/7/06	5,050,000	[a]	5,050,000
New York State Power Authority, CP (Liquidity Facility:
Bank of Nova Scotia, JPMorgan Chase Bank, Landesbank
Baden-Wurttemberg, State Street Bank and Trust Co.,
The Bank of New York and Wachovia Bank)	3.58	9/7/06	9,400,000		9,400,000
New York State Power Authority, CP (Liquidity Facility:
Bank of Nova Scotia, JPMorgan Chase Bank,
Landesbank Baden-Wurttemberg, State Street Bank
and Trust Co., The Bank of New York and Wachovia Bank)	3.59	10/16/06	11,300,000		11,300,000
New York State Thruway Authority, Second General
Highway and Bridge Trust Fund Revenue	4.06	4/1/07	16,240,000		16,299,354
Oneida County Industrial Development Agency,
Civic Facility Revenue (Mohawk Valley Community
College Dormitory Corporation Project) (LOC; Citibank NA)	3.67	8/7/06	8,470,000	[a]	8,470,000
Ontario County Industrial Development Agency, IDR
(Dixit Enterprises) (LOC; HSBC Bank USA)	3.80	8/7/06	3,000,000	[a]	3,000,000
Orange County Industrial Development Agency, Civic Facility Revenue
(Saint Luke's Cornwall Hospital Project) (LOC; Key Bank)	3.70	8/7/06	4,000,000	[a]	4,000,000
Patchogue-Medford Union Free School District, GO Notes, TAN	4.43	6/29/07	5,000,000		5,028,028
Port Authority of New York and New Jersey, CP (Liquidity
Facility; Landesbank Hessen-Thuringen Girozentrale)	3.60	8/17/06	2,870,000		2,870,000
Port Authority of New York and New Jersey, CP (Liquidity
Facility; Landesbank Hessen-Thuringen Girozentrale)	3.60	8/17/06	9,370,000		9,370,000
Poughkeepsie Industrial Development Agency, Senior Living Facility
Revenue (Manor at Woodside Project) (LOC; The Bank of New York)	3.70	8/7/06	4,800,000	[a]	4,800,000
Rensselaer Industrial Development Agency, IDR
(Capital View Office Park Project) (LOC; M&T Bank)	3.72	1/2/07	5,015,000		5,015,000
Roaring Fork Municipal Products LLC, Revenue (Ramapo
Housing Authority) (Liquidity Facility; The Bank of New York)	3.72	8/7/06	10,385,000	[a,b]	10,385,000
Schenectady, GO Notes, BAN (LOC; Bank of America)	4.44	5/24/07	3,300,000		3,321,414
Shenendehowa Central School District, GO Notes, BAN	4.35	6/29/07	4,000,000		4,014,638

30

Dreyfus New York	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)

Suffolk County Industrial Development Agency, IDR (Belmont Villas
LLC Facility) (Insured; FNMA and Liquidity Facility; FNMA)	3.65	8/7/06	6,000,000	[a]	6,000,000
Sullivan County, GO Notes, BAN	3.91	9/7/06	4,200,000		4,201,127
Syracuse Industrial Development Agency, Civic Facility Revenue
(Community Development Properties-Larned Project) (LOC; M&T Bank)	3.71	8/7/06	5,870,000	[a]	5,870,000
Tompkins County Industrial Development Agency, Civic Facility
Revenue (Tompkins Cortland Community College Foundation,
Inc. Project) (LOC; Citizens Bank of Massachusetts)	3.69	8/7/06	3,525,000	[a]	3,525,000
Tompkins County Industrial Development Agency, College and
University Revenue (Cortland College) (LOC; HSBC Bank USA)	3.69	8/7/06	4,350,000	[a]	4,350,000
Triborough Bridge and Tunnel Authority, General Revenue,
Refunding (Liquidity Facility; Bank of America)	3.66	8/7/06	9,300,000	[a]	9,300,000
TSASC Inc. of New York, Tobacco Settlement
Asset-Backed Bonds (Liquidity Facility; Merrill Lynch)	3.71	8/7/06	19,885,000	[a,b]	19,885,000
TSASC Inc. of New York, Tobacco Settlement
Asset-Backed Bonds (Liquidity Facility; Merrill Lynch)	3.74	8/7/06	5,000,000	[a,b]	5,000,000
Ulster County Industrial Development Agency, IDR
(Selux Corporation Project) (LOC; M&T Bank)	3.79	8/7/06	1,910,000	[a]	1,910,000
Warren and Washington Counties Industrial Development
Agency, Civic Facility Revenue (Glen at Hiland
Meadows Project) (LOC; PNC Bank)	3.65	8/7/06	6,365,000	[a]	6,365,000
Westchester County Industrial Development Agency, Civic Facility
Revenue (The Masters School Civic Facility) (LOC; Allied Irish Bank)	3.65	8/7/06	3,440,000	[a]	3,440,000
Westchester County Industrial Development Agency, Civic Facility
Revenue (The Rye YMCA Project) (LOC; Allied Irish Bank)	3.67	8/7/06	3,000,000	[a]	3,000,000
Westchester County Industrial Development Agency,
Commercial Facility Revenue (Panorama Flight Service
Inc. Project) (LOC; The Bank of New York)	3.70	8/7/06	4,875,000	[a]	4,875,000
Westchester Tobacco Asset Securitization Corporation,
Tobacco Settlement Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch and LOC; Merrill Lynch)	3.70	8/7/06	4,300,000	[a,b]	4,300,000
Yonkers Industrial Development Agency, MFHR (Main Street
Lofts Yonkers LLC Project) (LOC; M&T Bank)	3.74	8/7/06	15,000,000	[a]	15,000,000
Yonkers Industrial Development Agency, Revenue (Merlots Program)
(Insured; GNMA and Liquidity Facility; Wachovia Bank)	3.73	8/7/06	4,215,000	[a,b]	4,215,000

Total Investments (cost $482,016,960)			100.7%		482,016,960
Liabilities, Less Cash and Receivables			(.7%)		(3,219,022)
Net Assets			100.0%		478,797,938

See footnotes on page 42. See notes to financial statements.

The Funds 31

STATEMENT OF INVESTMENTS July 31, 2006 (Unaudited)
Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments—107.8%

Alabama—1.7%
DCH Health Care Authority, Health Care
Facilities Revenue (LOC; Regions Bank)	3.65	8/7/06	10,000,000	[a]	10,000,000
Jefferson County, Sewer Revenue, Refunding (Insured;
XLCA and Liquidity Facility; Bank of America)	3.66	8/7/06	42,600,000	[a]	42,600,000
Arizona—2.3%
ABN AMRO Munitops Certificate Trust, Sales Tax
Revenue (Civic Plaza Expansion Project)
(Insured; FGIC and Liquidity Facility; ABN-AMRO)	3.68	8/7/06	13,700,000	[a,b]	13,700,000
Phoenix Civic Improvement Corporation,
Excise Tax Revenue (Putters Program) (Insured;
FGIC and Liquidity Facility; PB Capital Finance)	3.70	8/7/06	8,270,000	[a,b]	8,270,000
Phoenix Civic Improvement Corporation, Water System Revenue
(Insured; MBIA and Liquidity Facility; Merrill Lynch)	3.68	8/7/06	19,880,000	[a,b]	19,880,000
Salt River Project Agricultural Improvement and Power District,
CP (Liquidity Facility: Bank of America, Citibank NA, JPMorgan
Chase Bank, Marshall and Isley Bank and Wells Fargo Bank)	3.63	10/10/06	11,000,000		11,000,000
Salt River Project Agricultural Improvement and
Power District, CP (Liquidity Facility: Bank of America,
Citibank NA, JPMorgan Chase Bank, Marshall and
Isley Bank and Wells Fargo Bank)	3.65	10/12/06	18,000,000		18,000,000
Arkansas—.3%
Benton County Public Facilities Board, College Parking Facility Revenue
(NorthWest Arkansas Community College Project) (LOC; Regions Bank)	3.66	8/7/06	8,250,000	[a]	8,250,000
Colorado—2.7%
ABN AMRO Munitops Certificate Trust, Revenue
(Denver City and County Airport) (Insured; XCLA
and Liquidity Facility; ABN-AMRO)	3.69	8/7/06	22,345,000	[a,b]	22,345,000
Denver Urban Renewal Authority, Tax Increment
Revenue (Liquidity Facility; Merrill Lynch)	3.73	8/7/06	12,495,000	[a,b]	12,495,000
Lower Colorado River Authority, Revenue, CP
(Lower Colorado River Authority Transportation
Services Corporation) (Liquidity Facility; JPMorgan Chase Bank)	3.60	10/5/06	9,200,000		9,200,000
Lower Colorado River Authority, Revenue, CP
(Lower Colorado River Authority Transportation
Services Corporation) (Liquidity Facility; JPMorgan Chase Bank)	3.65	10/5/06	25,400,000		25,400,000
Lower Colorado River Authority, Transmission Service Corporation
Revenue, CP (Lower Colorado Transportation Services
Corporation) (LOC: JPMorgan Chase Bank, State
Street Bank and Trust Co. and Westdeutsche Landesbank)	3.60	9/7/06	11,700,000		11,700,000
Delaware—.4%
Delaware Economic Development Authority, MFHR
(School House Project) (LOC; HSBC Bank USA)	3.80	8/7/06	13,500,000	[a]	13,500,000
District of Columbia—.2%
District of Columbia, GO Notes (Merlots Program) (Insured;
AMBAC and Liquidity Facility; Wachovia Bank)	3.69	8/7/06	7,315,000	[a,b]	7,315,000
Florida—3.1%
JEA, Electric System Revenue, CP (Liquidity Facility;
Landesbank Hessen-Thuringen Girozentrale)	3.65	10/2/06	11,100,000		11,100,000

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)

Florida (continued)
JEA, Electric System Revenue, CP (Liquidity Facility;
Landesbank Hessen-Thuringen Girozentrale)	3.67	11/16/06	20,000,000		20,000,000
JEA, Electric System Revenue, CP (Liquidity Facility;
Landesbank Hessen-Thuringen Girozentrale)	3.67	11/16/06	5,000,000		5,000,000
Orange County Health Facilities Authority;
Revenue, CP (LOC; SunTrust Bank)	3.72	10/17/06	10,000,000		10,000,000
Sunshine State Governmental Financing Commission,
Revenue, CP (Liquidity Facility; DEPFA Bank PLC
and LOC; DEPFA Bank PLC)	3.63	10/10/06	32,700,000		32,700,000
Tampa, Educational Facilities Revenue (Trinity
School for Children Project) (LOC; Regions Bank)	3.69	8/7/06	5,120,000	[a]	5,120,000
Tampa Bay Water, Utility System Revenue (Merlots Program)
(Insured; FGIC and Liquidity Facility; Wachovia Bank)	3.69	8/7/06	5,660,000	[a,b]	5,660,000
Volusia County Educational Facilities Authority, Educational
Facilities Revenue (Embry-Riddle Aeronautical University, Inc.
Project) (Insured; Radian Bank and Liquidity Facility; Citibank NA)	3.69	8/7/06	5,645,000	[a,b]	5,645,000
Georgia—4.5%
Atlanta, Airport General Revenue, Refunding
(Hartsfield International Airport) (Insured; MBIA and
Liquidity Facility; Bayerische Landesbank)	3.70	8/7/06	65,330,000	[a]	65,330,000
Fulton County, GO Notes, TAN	3.93	12/29/06	30,000,000		30,056,353
Fulton County Housing Authority, MFHR (LOC;
FHLMC and Liquidity Facility; FHLMC)	3.69	8/7/06	40,365,000	[a,b]	40,365,000
Residential Care Facilities for the Elderly Authority of Fulton
County, Revenue (Canterbury Court Project) (LOC; HSH Nordbank)	3.65	8/7/06	995,000	[a]	995,000
Hawaii—.5%
Hawaii Department of Budget and Finance, Special Purpose
Revenue (Hawaii Pacific Health Obligated Group)
(Insured; Radian Bank and Liquidity Facility; Bank of Nova Scotia)	3.75	8/7/06	14,500,000	[a]	14,500,000
Idaho—2.1%
Idaho Health Facilities Authority, Revenue (Saint Lukes
Regional Medical Center Project) (Insured; FSA)	3.68	8/1/06	60,280,000	[a]	60,280,000
Idaho Housing and Finance Association, Nonprofit Facilities Revenue
(Albertson College of Idaho Project) (LOC; Key Bank)	3.66	8/7/06	4,250,000	[a]	4,250,000
Illinois—3.6%
Chicago O'hare International Airport, Revenue (Insured;
CIFG and Liquidity Facility; DEPFA Bank PLC)	3.65	8/7/06	50,000,000	[a]	50,000,000
Illinois, GO Notes (Merlots Program) (Insured; FSA
and Liquidity Facility; Wachovia Bank)	3.69	8/7/06	16,890,000	[a,b]	16,890,000
Illinois, GO Notes (Merlots Program) (Insured; MBIA
and Liquidity Facility; Wachovia Bank)	3.69	8/7/06	9,945,000	[a,b]	9,945,000
Illinois Development Finance Authority, Revenue (Evanston
Northwestern Healthcare Corporation) (LOC; Bank One)	3.65	8/7/06	6,900,000	[a]	6,900,000
Illinois Health Facilities Authority, Revenue, CP
(Evanston Northwestern Corporation)	3.55	9/14/06	10,000,000		10,000,000
Regional Transportation Authority, GO Notes (Merlots Program)
(Insured; MBIA and Liquidity Facility; Wachovia Bank)	3.69	8/7/06	10,100,000	[a,b]	10,100,000

The Funds 33

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)

Illinois (continued)
Roaring Fork Municipal Products LLC (Chicago, Second Lien Water
Revenue) (Insured; AMBAC and Liquidity Facility; The Bank of New York)	3.72	8/7/06	6,460,000	[a,b]	6,460,000
Indiana—2.7%
Hamilton Southeastern School, Temporary Loan Warrants	4.25	12/29/06	16,100,000		16,160,960
Indiana Health Facility Financing Authority,
Revenue (Ascension Health Credit Group)	3.55	6/1/07	14,000,000		14,000,000
Indianapolis Local Public Improvement Bond Bank, Notes	4.50	1/4/07	5,850,000		5,866,166
Indianapolis Local Public Improvement Bond Bank, Notes	4.50	1/4/07	35,000,000		35,096,720
Merrillville Community School Corporation, Warrants	4.25	12/29/06	12,800,000		12,848,339
Iowa—1.7%
Iowa Finance Authority, Wellness Facility Revenue
(Community Y of Marshalltown Project) (LOC; Bank of America)	3.68	8/7/06	11,395,000	[a]	11,395,000
Louisa County, PCR, Refunding (Midwest Power Systems Inc. Project)	3.72	8/7/06	27,900,000	[a]	27,900,000
Tobacco Settlement Authority of Iowa, Tobacco Settlement
Asset-Backed Bonds (Liquidity Facility; Citibank NA)	3.70	8/7/06	11,810,000	[a,b]	11,810,000
Kansas—1.4%
University of Kansas Hospital Authority, Health Facilities
Revenue (KU Health System) (LOC; Bank of Montreal)	3.68	8/1/06	11,485,000	[a]	11,485,000
Wichita, GO Notes	4.48	8/10/06	30,000,000		30,009,613
Kentucky—2.5%
Jefferson County, Student Housing Industrial Building Revenue
(University of Louisville Project) (LOC; Wachovia Bank)	3.66	8/7/06	19,535,000	[a]	19,535,000
Kentucky Public Energy Authority, Gas Supply Revenue
(Liquidity Facility; Societe Generale)	3.69	8/1/06	57,200,000	[a]	57,200,000
Louisiana—3.1%
Board of Supervisors of Louisiana State University
and Agricultural and Mechanical College, Revenue (Insured;
AMBAC and Liquidity Facility; BNP Paribas)	3.65	8/7/06	15,290,000	[a]	15,290,000
Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue (Merlots Program)
(Insured; AMBAC and Liquidity Facility; Wachovia Bank)	3.69	8/7/06	8,150,000	[a,b]	8,150,000
Louisiana Municipal Natural Gas Purchasing and Distribution Authority,
Revenue (Putters Program) (Gas Project Number 1) (Liquidity Facility;
JPMorgan Chase Bank and LOC; JPMorgan Chase Bank)	3.70	8/7/06	29,000,000	[a,b]	29,000,000
Louisiana Public Facilities Authority, HR (Liquidity Facility; Merrill Lynch)	3.71	8/7/06	34,045,000	[a,b]	34,045,000
Tobacco Settlement Financing Corporation of Louisiana, Tobacco
Settlement Asset-Backed Bonds (Liquidity Facility; Merrill Lynch)	3.74	8/7/06	9,115,000	[a,b]	9,115,000
Maryland—.5%
Frederick County, Revenue, Refunding
(Manekin-Frederick Associates Facility) (LOC; M&T Bank)	3.76	8/7/06	2,840,000	[a]	2,840,000
Maryland Economic Development Corporation, Revenue
(Legal Aid Bureau Inc. Facility) (LOC; M&T Bank)	3.71	8/7/06	2,475,000	[a]	2,475,000
Maryland Health and Higher Educational Facility
Authority, LR (John Hopkins Hospital)	4.97	8/1/06	2,665,000		2,665,000
Montgomery County, EDR (Riderwood Village, Inc. Project) (LOC; M&T Bank)	3.67	8/7/06	6,000,000	[a]	6,000,000
Massachusetts—2.6%
Massachusetts Development Finance Agency, Revenue
(Lesley University Issue) (LOC; Bank of America)	3.72	8/7/06	7,300,000	[a]	7,300,000

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)

Massachusetts (continued)
Massachusetts Development Finance Agency, Revenue
(Northfield Mount Hermon School Issue)
(Insured; Radian Bank and Liquidity Facility; Bank of America)	3.75	8/7/06	15,000,000	[a]	15,000,000
Massachusetts Development Finance Agency, Revenue
(Suffolk University Issue) (Insured; Radian Bank and Liquidity
Facility: Bank of America and State Street Bank and Trust Co.)	3.75	8/7/06	30,200,000	[a]	30,200,000
Massachusetts Development Finance Agency, Revenue
(Wentworth Institute of Technology, Inc. Issue)
(Insured; Radian Bank and Liquidity Facility; Bank of America)	3.75	8/7/06	11,300,000	[a]	11,300,000
Massachusetts Health and Educational Facilities Authority,
Revenue (Cape Cod Healthcare Obligated
Group Issue) (Insured; Assured Guaranty and
Liquidity Facility; Bank of America)	3.69	8/7/06	15,000,000	[a]	15,000,000
Michigan—7.0%
Detroit, GO Notes, TAN (LOC; Scotia Bank)	4.50	3/1/07	11,945,000		11,997,082
Detroit, Sewage Disposal Revenue (Merlots Program)
(Insured; FGIC and Liquidity Facility; Wachovia Bank)	3.69	8/7/06	22,030,000	[a,b]	22,030,000
Detroit Downtown Development Authority, LR, Refunding
(Millender Center Project) (LOC; HSBC Bank USA)	3.75	8/7/06	17,200,000	[a]	17,200,000
Detroit Water Supply System, Water Revenue (Merlots Program)
(Insured; MBIA and Liquidity Facility; Wachovia Bank)	3.69	8/7/06	10,475,000	[a,b]	10,475,000
Eastern Michigan University Board of Regents, General Revenue,
Refunding (Insured; FGIC and Liquidity Facility; Dexia Credit Locale)	3.68	8/1/06	12,715,000	[a]	12,715,000
Eastern Michigan University Board of Regents, General Revenue,
Refunding (Insured; XLCA and Liquidity Facility; Dexia Credit Locale)	3.68	8/1/06	18,680,000	[a]	18,680,000
Michigan Higher Education Facilities Authority, Revenue
(Walsh College Project) (LOC; Commerce Bank)	3.67	8/7/06	10,195,000	[a]	10,195,000
Michigan Hospital Finance Authority, Revenue
(Healthcare Equipment Loan Program) (LOC; Fifth Third Bank)	3.68	8/7/06	10,000,000	[a]	10,000,000
Michigan Hospital Finance Authority, Revenue
(Healthcare Equipment Loan Program) (LOC; Fifth Third Bank)	3.68	8/7/06	15,000,000	[a]	15,000,000
Michigan Hospital Finance Authority, Revenue
(Healthcare Equipment Loan Program) (LOC; Fifth Third Bank)	3.68	8/7/06	4,500,000	[a]	4,500,000
Michigan Hospital Finance Authority, Revenue
(Healthcare Equipment Loan Program) (LOC; Fifth Third Bank)	3.68	8/7/06	8,400,000	[a]	8,400,000
Michigan Hospital Finance Authority, Revenue
(Healthcare Equipment Loan Program) (LOC; Fifth Third Bank)	3.68	8/7/06	7,500,000	[a]	7,500,000
Michigan Hospital Finance Authority, Revenue
(Healthcare Equipment Loan Program) (LOC; Fifth Third Bank)	3.68	8/7/06	7,500,000	[a]	7,500,000
Michigan Municipal Bond Authority, Revenue (LOC; JPMorgan Chase Bank)	3.98	8/18/06	45,000,000		45,015,313
Michigan Municipal Bond Authority, Revenue (School District
of the City of Detroit) (LOC; JPMorgan Chase Bank)	4.15	8/18/06	3,000,000		3,000,882
Waterford Township Economic Development Corporation, LOR
(Canterbury Health Care Inc. Project) (LOC; KBC Bank)	3.69	8/7/06	11,000,000	[a]	11,000,000
Minnesota—2.5%
Oak Park Heights, MFHR, Refunding (Boutwells Landing Project)
(LOC; FHLMC and Liquidity Facility; FHLMC)	3.65	8/7/06	12,000,000	[a]	12,000,000
Saint Paul Port Authority, Revenue (Amherst H. Wilder
Foundation Project) (LOC; The Bank of New York)	3.68	8/1/06	33,310,000	[a]	33,310,000

The Funds 35

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)

Minnesota (continued)
Southern Minnesota Municipal Power Agency,
Power Supply System Revenue, CP (Liquidity Facility;
Landesbank Hessen-Thuringen Girozentrale)	3.65	11/30/06	30,000,000		30,000,000
Mississippi—1.1%
Medical Center Educational Building Corporation, Revenue
(Pediatric and Research Facilities Project)
(Insured; AMBAC and Liquidity Facility; Bank One)	3.65	8/7/06	27,140,000	[a]	27,140,000
Mississippi Development Bank, Special Obligation Revenue (Merlots
Program) (Insured; AMBAC and Liquidity Facility; Wachovia Bank)	3.69	8/7/06	7,500,000	[a,b]	7,500,000
Missouri—1.1%
Kansas City Industrial Development Authority, Revenue
(Ewing Marion Kauffman Foundation Project)	3.68	8/1/06	23,600,000	[a]	23,600,000
Saint Louis, General Fund Revenue, TRAN	4.44	6/29/07	10,000,000		10,065,753
Nebraska—.7%
Nebhelp Inc., Revenue (Insured; MBIA and
Liquidity Facility; Lloyds TSB Bank PLC)	3.71	8/7/06	11,780,000	[a]	11,780,000
Scotts Bluff County Hospital Authority Number 1, HR, Refunding
(Regional West Medical Center) (Insured; Radian
and Liquidity Facility; Key Bank)	3.67	8/7/06	10,000,000	[a]	10,000,000
Nevada—1.1%
Clark County, Highway Revenue, CP (Motor Vehicle Fuel Tax)
(LOC; Landesbank Hessen-Thuringen Girozentrale)	3.65	11/16/06	17,500,000		17,500,000
Clark County School District, GO Notes (Merlots Program)
(Insured; FSA and Liquidity Facility; Wachovia Bank)	3.58	8/7/06	9,905,000	[a,b]	9,905,000
Clark County School District, GO Notes (Putters Program)
(Insured; FSA and Liquidity Facility; PB Capital Finance)	3.70	8/7/06	6,945,000	[a,b]	6,945,000
New York—2.8%
New York City Municipal Water Finance Authority, CP
(LOC: Landesbank Baden Wurttemberg and
Landesbank Hessen-Thuringen Girozentrale)	3.60	10/12/06	50,000,000		50,000,000
New York Counties Tobacco Trust I, Revenue
(Liquidity Facility; Merrill Lynch and LOC; Merrill Lynch)	3.70	8/7/06	6,930,000	[a,b]	6,930,000
Tobacco Settlement Financing Corporation of New York,
Asset Backed Revenue Bonds (State Contingency
Contract Secured) (Liquidity Facility; DEPFA Bank PLC)	3.70	8/7/06	17,495,000	[a,b]	17,495,000
Tobacco Settlement Financing Corporation of New York, Revenue
(Liquidity Facility: Landesbank Hessen-Thuringen
Girozentrale and Merril Lynch)	3.69	8/7/06	10,000,000	[a,b]	10,000,000
North Carolina—1.5%
Charlotte, Water and Sewer System Revenue
(Liquidity Facility; DEPFA Bank PLC)	3.67	8/7/06	35,000,000	[a]	35,000,000
North Carolina Medical Care Commission, Health Care Facilities Revenue
(Person Memorial Hospital) (LOC; Branch Banking and Trust Co.)	3.68	8/1/06	12,000,000	[a]	12,000,000
Ohio—3.4%
Akron Bath Copley Joint Township Hospital District, Health Care
Facilities Revenue (Sumner Project) (LOC; KBC Bank)	3.66	8/7/06	7,100,000	[a]	7,100,000
Cincinnati School District, GO Notes (Putters Program)
(Insured; FSA and Liquidity Facility; PB Capital Finance)	3.70	8/7/06	6,845,000	[a,b]	6,845,000

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)

Ohio (continued)
Cleveland-Cuyahoga County Port Authority, Revenue
(Judson Project) (LOC; National City Bank)	3.69	8/7/06	11,505,000	[a]	11,505,000
Cuyahoga County, HR (Metrohealth System Project)
(LOC; National City Bank)	3.67	8/7/06	10,000,000	[a]	10,000,000
Franklin County, Health Care Facilities Refunding and
Improvement Revenue (Ohio Presbyterian Retirement Services)
(Insured; Radian Group and Liquidity Facility; National City Bank)	3.67	8/7/06	12,000,000	[a]	12,000,000
Franklin County, Health Care Facilities Revenue
(Creekside at the Village Project) (LOC; Key Bank)	3.66	8/7/06	7,250,000	[a]	7,250,000
Hamilton County, Hospital Facilities Revenue
(Insured; FSA and Liquidity Facility; Svenska Handelsbanken)	3.73	8/7/06	45,000,000	[a,b]	45,000,000
Ohio Higher Education Facility, Revenue (Ashland
University Project) (LOC; Key Bank)	3.69	8/7/06	4,900,000	[a]	4,900,000
Oklahoma—.7%
Oklahoma Water Resource Board, State Loan Program
Revenue (Liquidity Facility; Bank of America)	3.44	10/1/06	10,000,000		10,000,000
Oklahoma Water Resource Board, State Loan Program Revenue
(Liquidity Facility; State Street Bank and Trust Co.)	3.44	10/1/06	10,000,000		10,000,000
Oregon—.7%
Oregon, Homeowner Revenue (Liquidity Facility; Landesbank
Hessen-Thuringen Girozentrale and LOC; Trinity Funding Group)	3.69	8/7/06	11,000,000	[a,b]	11,000,000
Salem Hospital Facility Authority, Revenue, Refunding
(Capital Manor Inc. Project) (LOC; Bank of America)	3.69	8/7/06	9,150,000	[a]	9,150,000
Pennsylvania—18.4%
Bethlehem Area School District, GO Notes (Insured; FSA and
Liquidity Facility; Dexia Credit Locale)	3.67	8/7/06	39,995,000	[a]	39,995,000
Chester County Health and Educational Facilities Authority,
Retirement Community Revenue (Kendal-Crosslands
Communities Project) (LOC; Allied Irish Bank)	3.66	8/7/06	5,605,000	[a]	5,605,000
Cumberland County Municipal Authority, Revenue, Refunding
(Wesley Affiliated Services, Inc. Obligated Group) (LOC; KBC Bank)	3.66	8/7/06	8,000,000	[a]	8,000,000
Dauphin County General Authority, Revenue (Insured; FSA and
Liquidity Facility: Bank of Nova Scotia and KBC Bank)	3.67	8/7/06	49,700,000	[a]	49,700,000
Dauphin County General Authority, Revenue (Insured; FSA and
Liquidity Facility: Bank of Nova Scotia and KBC Bank)	3.67	8/7/06	14,010,000	[a]	14,010,000
Dauphin County General Authority, Revenue
(School District Pooled Financing Program II)
(Insured; AMBAC and Liquidity Facility; Bank of Nova Scotia)	3.67	8/7/06	90,465,000	[a]	90,465,000
Emmaus General Authority, Local Government
Revenue (GIC; Goldman Sachs and Co.)	3.69	8/7/06	10,000,000	[a]	10,000,000
Emmaus General Authority, Local Government
Revenue (GIC; Goldman Sachs and Co.)	3.69	8/7/06	14,500,000	[a]	14,500,000
Emmaus General Authority, Local Government
Revenue (LOC; DEPFA Bank PLC)	3.69	8/7/06	7,900,000	[a]	7,900,000
Emmaus General Authority, Local Government
Revenue (LOC; DEPFA Bank PLC)	3.69	8/7/06	8,000,000	[a]	8,000,000
Emmaus General Authority, Local Government
Revenue (LOC; DEPFA Bank PLC)	3.69	8/7/06	4,800,000	[a]	4,800,000

The Funds 37

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)

Pennsylvania (continued)
Emmaus General Authority, Local Government
Revenue (LOC; DEPFA Bank PLC)	3.69	8/7/06	10,600,000	[a]	10,600,000
Emmaus General Authority, Local Government
Revenue (LOC; DEPFA Bank PLC)	3.69	8/7/06	13,500,000	[a]	13,500,000
Emmaus General Authority, Local Government
Revenue (LOC; DEPFA Bank PLC)	3.69	8/7/06	5,000,000	[a]	5,000,000
Emmaus General Authority, Local Government
Revenue (LOC; DEPFA Bank PLC)	3.69	8/7/06	12,000,000	[a]	12,000,000
Emmaus General Authority, Local Government
Revenue (LOC; DEPFA Bank PLC)	3.69	8/7/06	19,900,000	[a]	19,900,000
Emmaus General Authority, Local Government
Revenue (LOC; DEPFA Bank PLC)	3.69	8/7/06	17,300,000	[a]	17,300,000
Emmaus General Authority, Revenue (LOC; DEPFA Bank PLC)	3.69	8/7/06	22,900,000	[a]	22,900,000
Emmaus General Authority, Revenue (LOC; DEPFA Bank PLC)	3.69	8/7/06	24,900,000	[a]	24,900,000
Emmaus General Authority, Revenue (LOC; Goldman Sachs and Co.)	3.69	8/7/06	13,075,000	[a]	13,075,000
Fayette County Hospital Authority, Revenue, Refunding
(Mount Macrina Manor Project) (LOC; National City Bank)	3.68	8/7/06	3,925,000	[a]	3,925,000
Harrisburg Authority, Water Revenue, Refunding
(Insured; FGIC and Liquidity Facility; FGIC)	3.69	8/7/06	14,405,000	[a]	14,405,000
Lancaster County, GO Notes (Insured; FSA and
Liquidity Facility; Royal Bank of Canada)	3.67	8/7/06	20,205,000	[a]	20,205,000
Lancaster County Hospital Authority, Health Center
Revenue (Luthercare Project) (LOC; M&T Bank)	3.69	8/7/06	14,180,000	[a]	14,180,000
Langhorne Manor Borough Higher Education and Health
Authority, Retirement Communities Revenue (Wesley Enhanced
Living Obligated Group) (Insured; Radian and Liquidity
Facility; Citizens Bank of Pennsylvania)	3.68	8/1/06	4,070,000	[a]	4,070,000
Lebanon County Health Facilities Authority, Revenue (Cornwall Manor
Project) (Insured; Radian Bank and Liquidity Facility; Bank of America)	3.74	8/7/06	5,510,000	[a]	5,510,000
Montgomery County Higher Education and Health Authority,
School Revenue (William Penn Charter School) (LOC; PNC Bank)	3.68	8/7/06	10,595,000	[a]	10,595,000
Pennsylvania Higher Educational Facilities Authority, Student
Housing Revenue (Washington and Jefferson
Development) (LOC; Unicredito Italiano SPA)	3.67	8/7/06	8,000,000	[a]	8,000,000
Philadelphia School District, GO Notes, TRAN (LOC; Bank of America)	4.44	6/29/07	14,500,000		14,591,439
Schuylkill County, GO Notes (Insured; AMBAC and
Liquidity Facility; Wachovia Bank)	3.69	8/7/06	6,710,000	[a]	6,710,000
Spring Grove Area School District, GO Notes
(Insured; FSA and Liquidity Facility; Dexia Credit Locale)	3.67	8/7/06	17,495,000	[a]	17,495,000
Spring Grove Area School District, GO Notes (Insured; FSA and
Liquidity Facility; Dexia Credit Locale)	3.67	8/7/06	20,000,000	[a]	20,000,000
West Cornwall Township Municipal Authority, GO Notes, Refunding
(Bethlehem School District Project) (Insured; FSA and
Liquidity Facility; Dexia Credit Locale)	3.67	8/7/06	28,600,000	[a]	28,600,000
West Cornwall Township Municipal Authority, Revenue
(Pennsylvania General Government Loan Program)
(Insured; FSA and Liquidity Facility; Dexia Credit Locale)	3.67	8/7/06	3,482,000	[a]	3,482,000

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)

South Carolina—.5%
Greer, Combined Utilities System Revenue (Merlots Program)
(Insured; AMBAC and Liquidity Facility; Wachovia Bank)	3.69	8/7/06	8,305,000	[a,b]	8,305,000
South Carolina Jobs Economic Development Authority, Health
Facilities Revenue, Refunding (Episcopal Church Home)
(Insured; Radian Bank and Liquidity Facility; Wachovia Bank)	3.67	8/7/06	6,920,000	[a]	6,920,000
Tennessee—8.3%
Blount County Public Building Authority, Local Government
Public Improvement Revenue (Insured; AMBAC and
Liquidity Facility; Regions Bank)	3.66	8/7/06	3,725,000	[a]	3,725,000
Blount County Public Building Authority, Local Government
Public Improvement Revenue (Insured; AMBAC and
Liquidity Facility; Regions Bank)	3.66	8/7/06	5,000,000	[a]	5,000,000
Blount County Public Building Authority, Local Government
Public Improvement Revenue (Insured; AMBAC and
Liquidity Facility; Regions Bank)	3.66	8/7/06	6,500,000	[a]	6,500,000
Blount County Public Building Authority, Local Government
Public Improvement Revenue (Insured; XLCA and
Liquidity Facility; DEPFA Bank PLC)	3.67	8/1/06	10,000,000	[a]	10,000,000
Blount County Public Building Authority, Local Government
Public Improvement Revenue (Insured; XLCA and
Liquidity Facility; DEPFA Bank PLC)	3.67	8/1/06	8,000,000	[a]	8,000,000
Claiborne County Industrial Development Board, Revenue
(Lincoln Memorial University Project) (LOC; Amsouth Bank)	3.70	8/7/06	9,000,000	[a]	9,000,000
Knoxville, Wastewater Systems Revenue (Putters Program)
(Insured; MBIA and Liquidity Facility; PB Finance Inc.)	3.70	8/7/06	8,100,000	[a,b]	8,100,000
Sevier County Public Building Authority, Local Government
Public Improvement Revenue (Insured; AMBAC and
Liquidity Facility; DEPFA Bank PLC)	3.67	8/1/06	10,000,000	[a]	10,000,000
Sevier County Public Building Authority, Local Government
Public Improvement Revenue (Insured; AMBAC and
Liquidity Facility; KBC Bank)	3.66	8/7/06	7,395,000	[a]	7,395,000
Sevier County Public Building Authority, Local Government
Public Improvement Revenue (Insured; AMBAC and Liquidity
Facility; Landesbank Hessen-Thuringen Girozentrale)	3.66	8/7/06	7,485,000	[a]	7,485,000
Sevier County Public Building Authority, Local Government
Public Improvement Revenue (Insured; XLCA and
Liquidity Facilty; DEPFA Bank PLC)	3.67	8/1/06	11,825,000	[a]	11,825,000
Tennergy Corporation, Gas Revenue (Putters Program)
(Liquidity Facility; JPMorgan Chase Bank)	3.70	8/7/06	25,000,000	[a,b]	25,000,000
Tennergy Corporation, Gas Revenue
(Putters Program) (LOC; BNP Paribas)	3.69	8/7/06	92,725,000	[a,b]	92,725,000
Tennessee Energy Acquisition Corporation,
Gas Project Revenue (Liquidity Facility; Goldman
Sachs Group and LOC; Goldman Sachs Group)	3.71	8/7/06	50,000,000	[a,b]	50,000,000
Texas—13.2%
ABN AMRO Munitops Certificates Trust, Water Revenue (Tarrant Regional
Water District) (Insured; FGIC and Liquidity Facility; ABN-AMRO)	3.69	8/7/06	10,260,000	[a,b]	10,260,000

The Funds 39

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)

Texas (continued)
Dallas Area Rapid Transit, Transportation Revenue (Merlots Program)
(Insured: AMBAC and FGIC and Liquidity Facility; Wachovia Bank)	3.69	8/7/06	24,060,000	[a,b]	24,060,000
Harris County, GO Notes, TAN	4.50	2/28/07	7,300,000		7,333,190
Harris County Health Facilities Development Corporation,
Revenue (The Methodist Hospital System)	3.68	8/1/06	50,000,000	[a]	50,000,000
Harris County Metropolitan Transportation Authority,
Sales and Use Tax Revenue, CP (LOC; DEPFA Bank PLC)	3.53	8/16/06	15,000,000		15,000,000
Harris County Metropolitan Transportation Authority,
Sales and Use Tax Revenue, CP (LOC; DEPFA Bank PLC)	3.65	9/7/06	4,000,000		4,000,000
Harris County Metropolitian Transportation Authority,
Sales and Use Tax Revenue, CP (LOC; DEPFA Bank PLC)	3.65	9/7/06	2,000,000		2,000,000
Houston, CP (Liquidity Facility; DEPFA Bank PLC)	3.72	11/16/06	35,000,000		35,000,000
North Central Texas Health Facilities Development Corporation, HR
(Baylor Health Care System Project) (Liquidity Facility; Wachovia Bank)	3.67	8/7/06	21,000,000	[a]	21,000,000
San Antonio, Water Revenue (Merlots Program)
(Liquidity Facility; Wachovia Bank)	3.69	8/7/06	10,000,000	[a,b]	10,000,000
San Antonio, Water System Revenue, CP
(Liquidity Facility; Bank of America)	3.60	9/6/06	20,000,000		20,000,000
San Antonio, Water System Revenue, Refunding
(Insured; MBIA and Liquidity Facility; JPMorgan Chase Bank)	3.68	8/7/06	12,600,000	[a]	12,600,000
Texas (Liquidity Facility; Merrill Lynch)	3.68	8/7/06	4,165,000	[a,b]	4,165,000
Texas, TRAN	4.50	8/31/06	67,600,000		67,667,481
Texas Affordable Housing Corporation, MFHR
(American Housing Foundation Portfolio) (Insured; MBIA and
Liquidity Facility; Branch Banking and Trust Company)	3.68	8/7/06	29,165,000	[a,b]	29,165,000
Texas Affordable Housing Corporation, MFHR
(American Housing Foundation Portfolio) (Insured; MBIA
and Liquidity Facility; Goldman Sachs Group)	3.68	8/7/06	18,000,000	[a,b]	18,000,000
Texas Public Finance Authority, CP
(Liquidity Facility; Texas Public System)	3.60	9/6/06	25,000,000		25,000,000
University of Texas, University Revenue, CP	3.63	8/22/06	25,000,000		25,000,000
University of Texas, University Revenue, CP	3.68	10/11/06	25,000,000		25,000,000
Utah—.3%
Utah Water Finance Agency, Water Revenue
(Insured; AMBAC and Liquidity Facility; JPMorgan Chase Bank)	3.71	8/7/06	10,000,000	[a]	10,000,000
Vermont—.7%
ABN AMRO Munitops Certificate Trust, Revenue
(University of Vermont and State Agriculture College)
(Insured; MBIA and Liquidity Facility; ABN-AMRO)	3.68	8/7/06	14,995,000	[a,b]	14,995,000
Vermont Educational and Health Buildings Financing Agency, Revenue
(Rutland Regional Medical Project) (Insured; Radian Bank
and Liquidity Facility; Bank of America)	3.70	8/7/06	5,135,000	[a]	5,135,000
Virginia—3.5%
Alexandria Industrial Development Authority, Revenue
(Institute for Defense Analyses Project)
(Insured; AMBAC and Liquidity Facility; Wachovia Bank)	3.68	8/7/06	14,690,000	[a]	14,690,000
Morgan Keegan Municipal Products Inc., Revenue
(Liquidity Facility; BNP Paribas)	3.68	8/7/06	40,000,000	[a,b]	40,000,000

			Principal
Dreyfus Tax Exempt Cash Management (continued)			Amount ($)		Value ($)

Short-Term Investments (continued)

Virginia (continued)
Norfolk Redevelopment and Housing Authority, First Mortgage
Revenue (Fort Norfolk Retirement Community, Inc.—
Harbor's Edge Project) (LOC; HSH Nordbank AG)	3.65	8/7/06	20,000,000	[a]	20,000,000
Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset-Backed Bonds (Liquidity Facility; Merrill Lynch)	3.70	8/7/06	7,500,000	[a,b]	7,500,000
Virginia Housing Development Authority,
Commonwealth Mortgage Revenue	3.70	2/13/07	24,000,000		24,000,000
Washington—2.0%
Energy Northwest, Electric Revenue, Refunding (Putters Program)
(Insured; AMBAC and Liquidity Facility; PB Finance Inc.)	3.70	8/7/06	5,245,000	[a,b]	5,245,000
Washington, GO Notes (Merlots Program) (Insured: FGIC and
MBIA and Liquidity Facility; Wachovia Bank)	3.69	8/7/06	20,005,000	[a,b]	20,005,000
Washington, GO Notes (Merlots Program) (Insured; MBIA and
Liquidity Facility; Wachovia Bank)	3.69	8/7/06	5,920,000	[a,b]	5,920,000
Washington Health Care Facilities Authority, Revenue
(Seattle Cancer Care Alliance) (LOC; Key Bank)	3.66	8/7/06	4,150,000	[a]	4,150,000
Washington Higher Education Facilities Authority, Revenue
(Saint Martin's College Project) (LOC; U.S. Bank NA)	3.69	8/7/06	6,695,000	[a]	6,695,000
Washington Housing Finance Commission, Nonprofit Housing
Revenue (Horizon House Project) (LOC; Bank of America)	3.66	8/7/06	20,000,000	[a]	20,000,000
Washington Public Power Supply System Project Number 3,
Electric Revenue (Insured; MBIA and Liquidity Facility;
Credit Suisse First Boston)	3.65	8/7/06	90,000	[a]	90,000
Wisconsin—1.4%
Badger Tobacco Asset Securitization Corporation, Tobacco
Settlement Asset-Backed Bonds (Liquidity Facility:
Lloyds TSB Bank PLC and Merrill Lynch)	3.71	8/7/06	5,900,000	[a,b]	5,900,000
Wisconsin Health and Educational Facilities Authority, Revenue
(Beloit Memorial Hospital, Inc.) (Insured; XLCA and
Liquidity Facility; Marshall and Ilsley Bank)	3.73	8/1/06	10,475,000	[a]	10,475,000
Wisconsin Health and Educational Facilities Authority, Revenue
(Reedsburg Area Medical Center Inc.) (LOC; Fifth Third Bank)	3.73	8/1/06	9,775,000	[a]	9,775,000
Wisconsin Health and Educational Facilities Authority, Revenue
(Saint John's Communities, Inc.) (Insured; Radian Bank and
Liquidity Facility; Marshall and Ilsley Bank)	3.67	8/7/06	6,000,000	[a]	6,000,000
Wisconsin Public Power Inc., Power Supply System Revenue
(Putters Program) (Insured; AMBAC and Liquidity
Facility; PB Capital Finance)	3.70	8/7/06	10,380,000	[a,b]	10,380,000
Wyoming—1.0%
Natrona County, HR (Wyoming Medical Center Project)
(Insured; AMBAC and Liquidity Facility; Bank of Nova Scotia)	3.67	8/7/06	29,760,000	[a]	29,760,000

Total Investments (cost $3,297,631,291)			107.8%		3,297,631,291
Liabilities, Less Cash and Receivables			(7.8%)		(238,387,497)
Net Assets			100.0%		3,059,243,794

See footnotes on page 42. See notes to financial statements.

The Funds 41

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors
Assurance Insurance Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

Summary of Combined Ratings (Unaudited)						Value (%) †

					Dreyfus	Dreyfus	Dreyfus
					Municipal Cash	New York	Tax Exempt
					Management	Municipal Cash	Cash
Fitch	or	Moody's	or	Standard & Poor's	Plus	Management	Management

F1+, F1		VMIG1, MIG1, P1		SP1+, SP1, A1+, A1	93.2	89.5	96.5
AAA, AA, A [d]		Aaa, Aa, A [d]		AAA, AA, A [d]	1.8	6.5	3.5
Not Rated [e]		Not Rated [e]		Not Rated [e]	5.0	4.0	.0
					100.0	100.0	100.0

† Based on total investments.
[a] Securities payable on demand.Variable interest rate—subject to periodic change.
[b] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, Dreyfus Municipal Cash Management Plus amounted to $274,911,314 or 26.4%, Dreyfus New York Municipal Cash Management amounted to $111,440,000 or 23.3% and Dreyfus Tax Exempt Cash Management amounted to $815,040,000 or 26.6% of net assets.
[c] These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
[d] Notes which are not F, MIG or SP rated are represented by bond ratings of the issuers.
[e] Securities which, while not rated by Fitch, Moody's and Standard & Poor's, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

42

STATEMENT OF ASSETS AND LIABILITIES (amounts in thousands, except Net Asset Value Per Share) July 31, 2006 (Unaudited)
		Dreyfus	Dreyfus	Dreyfus	Dreyfus	Dreyfus
	Dreyfus	Cash	Government	Government	Treasury	Treasury
	Cash	Management	Cash	Prime Cash	Cash	Prime Cash
	Management	Plus, Inc.	Management	Management	Management	Management

Assets ($):
Investments at value—Note 1(a,b) †	13,153,084	9,279,597	4,741,397[a]	1,691,671	4,712,283[a]	1,808,906
Interest receivable	25,820	14,753	868	2,754	668	—
	13,178,904	9,294,350	4,742,265	1,694,425	4,712,951	1,808,906

Liabilities ($):
Due to The Dreyfus Corporation
and affiliates—Note 2(b)	2,447	2,210	1,066	488	1,194	453
Cash overdraft due to Custodian	33,513	9,056	8,742	305	18,178	3,841
Payable for shares of Beneficial
Interest/Common Stock redeemed	271	9,174	262	—	218	53
	36,231	20,440	10,070	793	19,590	4,347

Net Assets ($)	13,142,673	9,273,910	4,732,195	1,693,632	4,693,361	1,804,559

Composition of Net Assets ($):
Paid-in capital	13,144,229	9,282,471	4,734,995	1,693,634	4,693,434	1,805,219
Accumulated net realized
gain (loss) on investments	(1,556)	(8,561)	(2,800)	(2)	(73)	(660)

Net Assets ($)	13,142,673	9,273,910	4,732,195	1,693,632	4,693,361	1,804,559

Net Asset Value Per Share
Institutional Shares
Net Assets ($)	11,611,732	6,329,722	3,446,773	921,659	2,822,527	1,084,562
Shares Outstanding	11,613,066	6,336,449	3,448,629	921,662	2,822,574	1,085,151
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00	1.00

Investor Shares
Net Assets ($)	1,052,842	1,260,381	825,786	257,437	1,555,460	615,723
Shares Outstanding	1,052,994	1,261,339	826,416	257,431	1,555,482	615,805
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00	1.00

Administrative Shares
Net Assets ($)	247,742	1,023,640	222,490	208,090	87,945	5,371
Shares Outstanding	247,786	1,024,103	222,662	208,082	87,946	5,366
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00	1.00

Participant Shares
Net Assets ($)	230,357	660,167	237,145	306,446	227,429	98,903
Shares Outstanding	230,383	660,581	237,288	306,459	227,432	98,897
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00	1.00

† Investments at cost ($)	13,153,084	9,279,597	4,741,397	1,691,671	4,712,283	1,808,906

[a] Amount includes repurchase agreements of $2,708,000,000 and $4,614,000,000 for Dreyfus Government Cash Management and Dreyfus Treasury Cash Management, respectively,
See Note 1(b).
See notes to financial statements.

The Funds 43

STATEMENT OF ASSETS AND LIABILITIES (continued) (amounts in thousands, except Net Asset Value Per Share) July 31, 2006 (Unaudited)
	Dreyfus	Dreyfus	Dreyfus
	Municipal Cash	New York	Tax Exempt
	Management	Municipal Cash	Cash
	Plus	Management	Management

Assets ($):
Investments at value—Note 1(a) †	1,090,284	482,017	3,297,631
Receivable for investment securites sold	—	6,009	—
Interest receivable	6,806	2,011	18,284
	1,097,090	490,037	3,315,915

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)	196	109	418
Cash overdraft due to Custodian	46,965	7,661	227,241
Payable for investment securities purchased	10,000	—	29,000
Payable for shares of Beneficial Interest redeemed	58	3,469	12
	57,219	11,239	256,671

Net Assets ($)	1,039,871	478,798	3,059,244

Composition of Net Assets ($):
Paid-in capital	1,039,870	478,718	3,059,236
Accumulated net realized gain (loss) on investments	1	80	8

Net Assets ($)	1,039,871	478,798	3,059,244

Net Asset Value Per Share
Instititutional Shares
Net Assets ($)	670,555	305,501	2,597,523
Shares Outstanding	670,673	305,446	2,597,573
Net Asset Value Per Share ($)	1.00	1.00	1.00

Investor Shares
Net Assets ($)	181,141	131,048	297,206
Shares Outstanding	181,125	131,030	297,202
Net Asset Value Per Share ($)	1.00	1.00	1.00

Administrative Shares
Net Assets ($)	163,123	39,086	132,867
Shares Outstanding	163,108	39,083	132,833
Net Asset Value Per Share ($)	1.00	1.00	1.00

Participant Shares
Net Assets ($)	25,052	3,163	31,648
Shares Outstanding	25,048	3,163	31,628
Net Asset Value Per Share ($)	1.00	1.00	1.00

† Investments at cost ($)	1,090,284	482,017	3,297,631

See notes to financial statements.

44

STATEMENT OF OPERATIONS (amounts in thousands) Six Months Ended July 31, 2006 (Unaudited)
		Dreyfus	Dreyfus	Dreyfus	Dreyfus	Dreyfus
	Dreyfus	Cash	Government	Government	Treasury	Treasury
	Cash	Management	Cash	Prime Cash	Cash	Prime Cash
	Management	Plus, Inc.	Management	Management	Management	Management

Investment Income ($):
Interest Income	289,251	214,237	105,653	37,822	100,714	45,329
Expenses:
Management fee—Note 2(a)	11,757	8,711	4,363	1,565	4,272	2,009
Distribution fees—Note 2(b)	2,029	3,213	1,782	930	2,102	1,165
Total Expenses	13,786	11,924	6,145	2,495	6,374	3,174
Investment Income—Net	275,465	202,313	99,508	35,327	94,340	42,155

Net Realized Gain (Loss) on
Investments—Note 1(b) ($)	—	—	—	(1)	(21)	(357)
Net Increase in Net Assets
Resulting from Operations	275,465	202,313	99,508	35,326	94,319	41,798

See notes to financial statements.

The Funds 45

STATEMENT OF OPERATIONS (continued) (amounts in thousands) Six Months Ended July 31, 2006 (Unaudited)
	Dreyfus	Dreyfus	Dreyfus
	Municipal Cash	New York	Tax Exempt
	Management	Municipal Cash	Cash
	Plus	Management	Management

Investment Income ($):
Interest Income	16,255	7,902	51,042
Expenses:
Management fee—Note 2(a)	951	464	3,005
Distribution fees—Note 2(b)	312	176	457
Total Expenses	1,263	640	3,462
Investment Income—Net	14,992	7,262	47,580

Net Realized Gain (Loss) on Investments—Note 1(b) ($)	3	76	83
Net Increase in Net Assets Resulting from Operations	14,995	7,338	47,663

See notes to financial statements.

46

STATEMENT OF CHANGES IN NET ASSETS (amounts in thousands)
	Dreyfus Cash Management		Dreyfus Cash Management Plus, Inc.

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	July 31, 2006	January 31,	July 31, 2006	January 31,
	(Unaudited)	2006	(Unaudited)	2006

Operations ($):
Investment income—net	275,465	401,369	202,313	292,369
Net realized gain (loss) on investments	—	(154)	—	(798)
Net Increase (Decrease) in Net Assets
Resulting from Operations	275,465	401,215	202,313	291,571

Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(238,223)	(351,357)	(142,371)	(223,829)
Investor Shares	(25,105)	(35,602)	(27,294)	(35,763)
Administrative Shares	(7,190)	(8,404)	(18,823)	(19,166)
Participant Shares	(4,947)	(6,006)	(13,825)	(13,611)
Total Dividends	(275,465)	(401,369)	(202,313)	(292,369)

Beneficial Interest/Capital Stock
Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	48,528,136	88,227,691	45,528,126	102,606,751
Investor Shares	5,237,051	8,207,749	2,850,243	5,299,272
Administrative Shares	1,542,340	3,067,374	3,067,316	5,033,982
Participant Shares	752,217	1,793,568	1,479,187	2,572,684
Dividends reinvested:
Institutional Shares	73,500	85,179	55,353	86,879
Investor Shares	6,764	10,546	24,179	32,664
Administrative Shares	2,431	2,320	18,622	19,092
Participant Shares	4,115	5,063	13,451	13,140
Cost of shares redeemed:
Institutional Shares	(46,474,083)	(88,111,203)	(45,161,361)	(105,251,149)
Investor Shares	(5,428,597)	(8,048,703)	(2,889,462)	(5,114,620)
Administrative Shares	(1,547,698)	(3,085,440)	(2,855,635)	(4,759,710)
Participant Shares	(736,438)	(1,832,003)	(1,532,392)	(2,348,416)
Increase (Decrease) in Net Assets from
Beneficial Interest/Capital Stock Transactions	1,959,738	322,141	597,627	(1,809,431)
Total Increase (Decrease) In Net Assets	1,959,738	321,987	597,627	(1,810,229)

Net Assets ($):
Beginning of Period	11,182,935	10,860,948	8,676,283	10,486,512
End of Period	13,142,673	11,182,935	9,273,910	8,676,283

See notes to financial statements.

The Funds 47

STATEMENT OF CHANGES IN NET ASSETS (continued) (amounts in thousands)
	Dreyfus Government		Dreyfus Government
	Cash Management		Prime Cash Management

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	July 31, 2006	January 31,	July 31, 2006	January 31,
	(Unaudited)	2006	(Unaudited)	2006

Operations ($):
Investment income—net	99,508	147,524	35,327	38,083
Net realized gain (loss) on investments	—	(284)	(1)	51
Net Increase (Decrease) in Net Assets
Resulting from Operations	99,508	147,240	35,326	38,134

Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(68,020)	(101,439)	(19,840)	(19,681)
Investor Shares	(20,207)	(31,627)	(5,509)	(6,581)
Administrative Shares	(6,053)	(6,881)	(4,520)	(5,413)
Participant Shares	(5,228)	(7,577)	(5,458)	(6,408)
Total Dividends	(99,508)	(147,524)	(35,327)	(38,083)

Beneficial Interest
Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	14,784,290	25,264,718	2,422,863	2,989,497
Investor Shares	2,900,658	6,351,977	264,704	421,201
Administrative Shares	1,038,617	1,451,334	1,969,603	2,090,491
Participant Shares	743,726	1,304,455	775,550	1,558,755
Dividends reinvested:
Institutional Shares	29,235	41,829	15,298	16,829
Investor Shares	16,124	25,617	5,186	6,059
Administrative Shares	5,059	5,866	4,063	5,016
Participant Shares	4,483	6,077	4,768	5,580
Cost of shares redeemed:
Institutional Shares	(14,209,041)	(26,035,234)	(2,289,944)	(2,769,866)
Investor Shares	(3,141,084)	(6,614,704)	(254,634)	(394,068)
Administrative Shares	(1,060,701)	(1,530,875)	(1,975,900)	(2,085,241)
Participant Shares	(754,983)	(1,355,837)	(681,524)	(1,586,703)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	356,383	(1,084,777)	260,033	257,550
Total Increase (Decrease) In Net Assets	356,383	(1,085,061)	260,032	257,601

Net Assets ($):
Beginning of Period	4,375,812	5,460,873	1,433,600	1,175,999
End of Period	4,732,195	4,375,812	1,693,632	1,433,600

See notes to financial statements.

	Dreyfus Treasury		Dreyfus Treasury Prime
	Cash Management		Cash Management

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	July 31, 2006	January 31,	July 31, 2006	January 31,
	(Unaudited)	2006	(Unaudited)	2006

Operations ($):
Investment income—net	94,340	138,913	42,155	68,040
Net realized gain (loss) on investments	(21)	(39)	(357)	(65)
Net Increase (Decrease) in Net Assets
Resulting from Operations	94,319	138,874	41,798	67,975

Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(60,119)	(92,357)	(25,747)	(44,635)
Investor Shares	(27,817)	(38,654)	(12,219)	(18,263)
Administrative Shares	(1,916)	(2,274)	(295)	(818)
Participant Shares	(4,488)	(5,628)	(3,894)	(4,324)
Total Dividends	(94,340)	(138,913)	(42,155)	(68,040)

Beneficial Interest
Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	12,061,871	33,378,971	2,794,009	9,320,877
Investor Shares	5,150,681	9,589,674	1,146,624	3,104,509
Administrative Shares	650,101	717,102	24,417	121,635
Participant Shares	706,927	531,943	335,685	848,315
Dividends reinvested:
Institutional Shares	16,756	25,325	10,378	20,119
Investor Shares	1,146	3,982	5,062	9,667
Administrative Shares	1,782	2,082	295	797
Participant Shares	2,070	2,389	1,104	1,196
Cost of shares redeemed:
Institutional Shares	(12,273,135)	(32,738,634)	(3,206,903)	(9,187,163)
Investor Shares	(4,916,682)	(9,437,450)	(1,186,801)	(3,075,940)
Administrative Shares	(650,725)	(681,475)	(45,527)	(134,971)
Participant Shares	(701,024)	(524,471)	(590,082)	(591,166)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	49,768	869,438	(711,739)	437,875
Total Increase (Decrease) In Net Assets	49,747	869,399	(712,096)	437,810

Net Assets ($):
Beginning of Period	4,643,614	3,774,215	2,516,655	2,078,845
End of Period	4,693,361	4,643,614	1,804,559	2,516,655

See notes to financial statements.

The Funds 49

STATEMENT OF CHANGES IN NET ASSETS (continued) (amounts in thousands)
	Dreyfus Municipal Cash		Dreyfus New York Municipal		Dreyfus Tax Exempt
	Management Plus		Cash Management		Cash Management

	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	July 31, 2006	January 31,	July 31, 2006	January 31,	July 31, 2006	January 31,
	(Unaudited)	2006	(Unaudited)	2006	(Unaudited)	2006

Operations ($):
Investment income—net	14,992	21,037	7,262	10,185	47,580	71,085
Net realized gain (loss) on investments	3	(2)	76	4	83	(16)
Net unrealized appreciation
(depreciation) on investments	—	—	—	—	—	(20)
Net Increase (Decrease) in Net Assets
Resulting from Operations	14,995	21,035	7,338	10,189	47,663	71,049

Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(10,053)	(14,367)	(4,988)	(8,052)	(41,282)	(62,218)
Investor Shares	(2,194)	(3,035)	(1,888)	(1,924)	(3,804)	(4,769)
Administrative Shares	(2,398)	(3,133)	(344)	(104)	(2,010)	(3,333)
Participant Shares	(347)	(502)	(42)	(105)	(484)	(765)
Total Dividends	(14,992)	(21,037)	(7,262)	(10,185)	(47,580)	(71,085)

Beneficial Interest
Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	3,970,218	7,796,226	540,534	1,170,390	9,324,435	21,865,326
Investor Shares	371,710	859,699	232,811	473,007	552,089	887,506
Administrative Shares	469,603	882,779	96,572	37,565	419,400	689,339
Participant Shares	17,062	93,973	7,761	23,299	112,171	253,871
Dividends reinvested:
Institutional Shares	6,677	9,026	1,741	2,875	18,114	27,380
Investor Shares	2,191	3,018	1,888	1,923	2,084	2,610
Administrative Shares	2,335	3,002	344	103	1,495	2,163
Participant Shares	346	493	41	101	205	374
Cost of shares redeemed:
Institutional Shares	(3,944,650)	(7,666,537)	(580,292)	(1,166,195)	(9,390,285) (21,757,895)
Investor Shares	(372,465)	(788,006)	(228,682)	(420,813)	(511,785)	(875,277)
Administrative Shares	(446,145)	(877,167)	(66,084)	(30,159)	(393,232)	(861,639)
Participant Shares	(17,577)	(89,402)	(7,111)	(26,435)	(122,230)	(232,067)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	59,305	227,104	(477)	65,661	12,461	1,691
Total Increase (Decrease) In Net Assets	59,308	227,102	(401)	65,665	12,544	1,655

Net Assets ($):
Beginning of Period	980,563	753,461	479,199	413,534	3,046,700	3,045,045
End of Period	1,039,871	980,563	478,798	479,199	3,059,244	3,046,700

See notes to financial statements.

50

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund's financial statements.

		Per Share Data ($)			Ratios/Supplemental Data (%)

							Ratio of Net
	Net Asset		Dividends	Net Asset		Ratio of	Investment	Net Assets
	Value	Net	from Net	Value		Expenses	Income to	End of
	Beginning	Investment	Investment	End	Total	to Average	Average	Period
	of Period	Income	Income	of Period	Return (%)	Net Assets	Net Assets ($ x1,000,000)

Dreyfus Cash Management
Institutional Shares
Six Months Ended July 31, 2006 (Unaudited)	1.00	.023	(.023)	1.00	4.76[a]	.20[a]	4.73[a]	11,612
Year Ended January 31,
2006	1.00	.032	(.032)	1.00	3.28	.20	3.24	9,484
2005	1.00	.013	(.013)	1.00	1.31	.20	1.30	9,283
2004	1.00	.010	(.010)	1.00	.99	.20	.99	9,507
2003	1.00	.016	(.016)	1.00	1.66	.20	1.65	11,410
2002	1.00	.037	(.037)	1.00	3.77	.20	3.64	13,260
Investor Shares
Six Months Ended July 31, 2006 (Unaudited)	1.00	.022	(.022)	1.00	4.52[a]	.45[a]	4.48[a]	1,053
Year Ended January 31,
2006	1.00	.030	(.030)	1.00	3.03	.45	2.99	1,238
2005	1.00	.011	(.011)	1.00	1.06	.45	1.05	1,068
2004	1.00	.007	(.007)	1.00	.74	.45	.74	1,254
2003	1.00	.014	(.014)	1.00	1.41	.45	1.40	1,814
2002	1.00	.035	(.035)	1.00	3.51	.45	3.39	1,286
Administrative Shares
Six Months Ended July 31, 2006 (Unaudited)	1.00	.023	(.023)	1.00	4.66[a]	.30[a]	4.63[a]	248
Year Ended January 31,
2006	1.00	.031	(.031)	1.00	3.18	.30	3.14	251
2005	1.00	.012	(.012)	1.00	1.21	.30	1.20	266
2004	1.00	.009	(.009)	1.00	.89	.30	.89	255
2003	1.00	.015	(.015)	1.00	1.56	.30	1.55	669
2002	1.00	.036	(.036)	1.00	3.67	.30	3.54	506
Participant Shares
Six Months Ended July 31, 2006 (Unaudited)	1.00	.021	(.021)	1.00	4.36[a]	.60[a]	4.33[a]	230
Year Ended January 31,
2006	1.00	.028	(.028)	1.00	2.87	.60	2.84	210
2005	1.00	.009	(.009)	1.00	.91	.60	.90	244
2004	1.00	.006	(.006)	1.00	.59	.60	.59	132
2003	1.00	.012	(.012)	1.00	1.26	.60	1.25	118
2002	1.00	.033	(.033)	1.00	3.36	.60	3.24	201

[a] Annualized. See notes to financial statements.

The Funds 51

F I N A N C I A L H I G H L I G H T S (continued)

		Per Share Data ($)			Ratios/Supplemental Data (%)

							Ratio of Net
	Net Asset		Dividends	Net Asset		Ratio of	Investment	Net Assets
	Value	Net	from Net	Value		Expenses	Income to	End of
	Beginning	Investment	Investment	End	Total	to Average	Average	Period
	of Period	Income	Income	of Period	Return (%)	Net Assets	Net Assets ($ x1,000,000)

Dreyfus Cash Management Plus, Inc.
Institutional Shares
Six Months Ended July 31, 2006 (Unaudited)	1.00	.023	(.023)	1.00	4.76[a]	.20[a]	4.71[a]	6,330
Year Ended January 31,
2006	1.00	.032	(.032)	1.00	3.29	.20	3.23	5,908
2005	1.00	.013	(.013)	1.00	1.32	.20	1.23	8,466
2004	1.00	.011	(.011)	1.00	1.06	.20	1.07	14,249
2003	1.00	.018	(.018)	1.00	1.78	.20	1.78	24,637
2002	1.00	.038	(.038)	1.00	3.91	.20	3.54	27,179
Investor Shares
Six Months Ended July 31, 2006 (Unaudited)	1.00	.022	(.022)	1.00	4.50[a]	.45[a]	4.46[a]	1,260
Year Ended January 31,
2006	1.00	.030	(.030)	1.00	3.03	.45	2.98	1,275
2005	1.00	.011	(.011)	1.00	1.07	.45	.98	1,058
2004	1.00	.008	(.008)	1.00	.81	.45	.82	1,203
2003	1.00	.015	(.015)	1.00	1.53	.45	1.53	2,166
2002	1.00	.036	(.036)	1.00	3.66	.45	3.29	1,547
Administrative Shares
Six Months Ended July 31, 2006 (Unaudited)	1.00	.023	(.023)	1.00	4.66[a]	.30[a]	4.61[a]	1,024
Year Ended January 31,
2006	1.00	.031	(.031)	1.00	3.19	.30	3.13	793
2005	1.00	.012	(.012)	1.00	1.22	.30	1.13	500
2004	1.00	.010	(.010)	1.00	.96	.30	.97	1,579
2003	1.00	.017	(.017)	1.00	1.68	.30	1.68	2,030
2002	1.00	.037	(.037)	1.00	3.81	.30	3.44	932
Participant Shares
Six Months Ended July 31, 2006 (Unaudited)	1.00	.021	(.021)	1.00	4.36[a]	.60[a]	4.31[a]	660
Year Ended January 31,
2006	1.00	.028	(.028)	1.00	2.88	.60	2.83	700
2005	1.00	.009	(.009)	1.00	.92	.60	.83	463
2004	1.00	.007	(.007)	1.00	.65	.60	.67	957
2003	1.00	.014	(.014)	1.00	1.38	.60	1.38	1,028
2002	1.00	.034	(.034)	1.00	3.50	.60	3.14	491

a Annualized.

See notes to financial statements.

		Per Share Data ($)			Ratios/Supplemental Data (%)

							Ratio of Net
	Net Asset		Dividends	Net Asset		Ratio of	Investment	Net Assets
	Value	Net	from Net	Value		Expenses	Income to	End of
	Beginning	Investment	Investment	End	Total	to Average	Average	Period
	of Period	Income	Income	of Period	Return (%)	Net Assets	Net Assets ($ x1,000,000)

Dreyfus Goverment Cash Management
Institutional Shares
Six Months Ended July 31, 2006 (Unaudited)	1.00	.023	(.023)	1.00	4.70[a]	.20[a]	4.65[a]	3,447
Year Ended January 31,
2006	1.00	.032	(.032)	1.00	3.23	.20	3.15	2,842
2005	1.00	.013	(.013)	1.00	1.26	.20	1.20	3,571
2004	1.00	.010	(.010)	1.00	1.03	.20	1.03	5,409
2003	1.00	.017	(.017)	1.00	1.75	.20	1.74	8,084
2002	1.00	.037	(.037)	1.00	3.81	.20	3.55	7,049
Investor Shares
Six Months Ended July 31, 2006 (Unaudited)	1.00	.022	(.022)	1.00	4.44[a]	.45[a]	4.40[a]	826
Year Ended January 31,
2006	1.00	.029	(.029)	1.00	2.97	.45	2.90	1,050
2005	1.00	.010	(.010)	1.00	1.01	.45	.95	1,287
2004	1.00	.008	(.008)	1.00	.78	.45	.78	1,307
2003	1.00	.015	(.015)	1.00	1.50	.45	1.49	1,591
2002	1.00	.035	(.035)	1.00	3.55	.45	3.30	1,510
Administrative Shares
Six Months Ended July 31, 2006 (Unaudited)	1.00	.023	(.023)	1.00	4.58[a]	.30[a]	4.55[a]	222
Year Ended January 31,
2006	1.00	.031	(.031)	1.00	3.12	.30	3.05	240
2005	1.00	.012	(.012)	1.00	1.16	.30	1.10	313
2004	1.00	.009	(.009)	1.00	.93	.30	.93	900
2003	1.00	.016	(.016)	1.00	1.65	.30	1.64	1,138
2002	1.00	.036	(.036)	1.00	3.71	.30	3.45	623
Participant Shares
Six Months Ended July 31, 2006 (Unaudited)	1.00	.021	(.021)	1.00	4.28[a]	.60[a]	4.25[a]	237
Year Ended January 31,
2006	1.00	.028	(.028)	1.00	2.81	.60	2.75	244
2005	1.00	.009	(.009)	1.00	.86	.60	.80	289
2004	1.00	.006	(.006)	1.00	.62	.60	.63	607
2003	1.00	.013	(.013)	1.00	1.35	.60	1.34	645
2002	1.00	.033	(.033)	1.00	3.40	.60	3.15	523

[a] Annualized. See notes to financial statements.

The Funds 53

F I N A N C I A L H I G H L I G H T S (continued)

		Per Share Data ($)			Ratios/Supplemental Data (%)

							Ratio of Net
	Net Asset		Dividends	Net Asset		Ratio of	Investment	Net Assets
	Value	Net	from Net	Value		Expenses	Income to	End of
	Beginning	Investment	Investment	End	Total	to Average	Average	Period
	of Period	Income	Income	of Period	Return (%)	Net Assets	Net Assets ($ x1,000,000)

Dreyfus Government Prime Cash Management
Institutional Shares
Six Months Ended July 31, 2006 (Unaudited)	1.00	.023	(.023)	1.00	4.68[a]	.20[a]	4.64[a]	922
Year Ended January 31,
2006	1.00	.031	(.031)	1.00	3.18	.20	3.21	773
2005	1.00	.012	(.012)	1.00	1.21	.20	1.19	537
2004	1.00	.009	(.009)	1.00	.94	.20	.91	415
2003	1.00	.016	(.016)	1.00	1.61	.20	1.60	285
2002	1.00	.035	(.035)	1.00	3.56	.20	3.39	360
Investor Shares
Six Months Ended July 31, 2006 (Unaudited)	1.00	.022	(.022)	1.00	4.42[a]	.45[a]	4.39[a]	257
Year Ended January 31,
2006	1.00	.029	(.029)	1.00	2.92	.45	2.96	242
2005	1.00	.010	(.010)	1.00	.96	.45	.94	209
2004	1.00	.007	(.007)	1.00	.69	.45	.66	243
2003	1.00	.014	(.014)	1.00	1.36	.45	1.35	273
2002	1.00	.033	(.033)	1.00	3.31	.45	3.14	196
Administrative Shares
Six Months Ended July 31, 2006 (Unaudited)	1.00	.022	(.022)	1.00	4.56[a]	.30[a]	4.54[a]	208
Year Ended January 31,
2006	1.00	.030	(.030)	1.00	3.08	.30	3.11	210
2005	1.00	.011	(.011)	1.00	1.11	.30	1.09	200
2004	1.00	.008	(.008)	1.00	.84	.30	.81	130
2003	1.00	.015	(.015)	1.00	1.51	.30	1.50	216
2002	1.00	.034	(.034)	1.00	3.46	.30	3.29	86
Participant Shares
Six Months Ended July 31, 2006 (Unaudited)	1.00	.021	(.021)	1.00	4.25[a]	.60[a]	4.24[a]	306
Year Ended January 31,
2006	1.00	.027	(.027)	1.00	2.77	.60	2.81	208
2005	1.00	.008	(.008)	1.00	.81	.60	.79	230
2004	1.00	.005	(.005)	1.00	.54	.60	.51	229
2003	1.00	.012	(.012)	1.00	1.21	.60	1.20	325
2002	1.00	.031	(.031)	1.00	3.15	.60	2.99	399

[a] Annualized. See notes to financial statements.

		Per Share Data ($)			Ratios/Supplemental Data (%)

							Ratio of Net
	Net Asset		Dividends	Net Asset		Ratio of	Investment	Net Assets
	Value	Net	from Net	Value		Expenses	Income to	End of
	Beginning	Investment	Investment	End	Total	to Average	Average	Period
	of Period	Income	Income	of Period	Return (%)	Net Assets	Net Assets ($ x1,000,000)

Dreyfus Treasury Cash Management
Institutional Shares
Six Months Ended July 31, 2006 (Unaudited)	1.00	.022	(.022)	1.00	4.56[a]	.20[a]	4.50[a]	2,823
Year Ended January 31,
2006	1.00	.031	(.031)	1.00	3.10	.20	3.08	3,017
2005	1.00	.012	(.012)	1.00	1.19	.20	1.16	2,351
2004	1.00	.009	(.009)	1.00	.93	.20	.93	3,312
2003	1.00	.016	(.016)	1.00	1.59	.20	1.57	3,397
2002	1.00	.036	(.036)	1.00	3.62	.20	3.42	2,787
Investor Shares
Six Months Ended July 31, 2006 (Unaudited)	1.00	.021	(.021)	1.00	4.30[a]	.45[a]	4.25[a]	1,555
Year Ended January 31,
2006	1.00	.028	(.028)	1.00	2.84	.45	2.83	1,320
2005	1.00	.009	(.009)	1.00	.94	.45	.91	1,164
2004	1.00	.007	(.007)	1.00	.68	.45	.68	1,288
2003	1.00	.013	(.013)	1.00	1.34	.45	1.32	999
2002	1.00	.033	(.033)	1.00	3.36	.45	3.17	1,035
Administrative Shares
Six Months Ended July 31, 2006 (Unaudited)	1.00	.022	(.022)	1.00	4.46[a]	.30[a]	4.40[a]	88
Year Ended January 31,
2006	1.00	.030	(.030)	1.00	3.00	.30	2.98	87
2005	1.00	.011	(.011)	1.00	1.09	.30	1.06	49
2004	1.00	.008	(.008)	1.00	.83	.30	.83	20
2003	1.00	.015	(.015)	1.00	1.49	.30	1.47	23
2002	1.00	.035	(.035)	1.00	3.52	.30	3.32	127
Participant Shares
Six Months Ended July 31, 2006 (Unaudited)	1.00	.020	(.020)	1.00	4.15[a]	.60[a]	4.10[a]	227
Year Ended January 31,
2006	1.00	.027	(.027)	1.00	2.69	.60	2.68	219
2005	1.00	.008	(.008)	1.00	.79	.60	.76	210
2004	1.00	.005	(.005)	1.00	.52	.60	.53	123
2003	1.00	.012	(.012)	1.00	1.19	.60	1.17	52
2002	1.00	.032	(.032)	1.00	3.21	.60	3.02	121

[a] Annualized. See notes to financial statements.

The Funds 55

F I N A N C I A L H I G H L I G H T S (continued)

		Per Share Data ($)			Ratios/Supplemental Data (%)

							Ratio of Net
	Net Asset		Dividends	Net Asset		Ratio of	Investment	Net Assets
	Value	Net	from Net	Value		Expenses	Income to	End of
	Beginning	Investment	Investment	End	Total	to Average	Average	Period
	of Period	Income	Income	of Period	Return (%)	Net Assets	Net Assets ($ x1,000,000)

Dreyfus Treasury Prime Cash Management
Institutional Shares
Six Months Ended July 31, 2006 (Unaudited)	1.00	.022	(.022)	1.00	4.38[a]	.20[a]	4.32[a]	1,085
Year Ended January 31,
2006	1.00	.029	(.029)	1.00	2.96	.20	2.93	1,487
2005	1.00	.012	(.012)	1.00	1.17	.20	1.14	1,333
2004	1.00	.009	(.009)	1.00	.92	.20	.93	1,785
2003	1.00	.016	(.016)	1.00	1.58	.20	1.56	3,291
2002	1.00	.036	(.036)	1.00	3.68	.20	3.40	3,331
Investor Shares
Six Months Ended July 31, 2006 (Unaudited)	1.00	.020	(.020)	1.00	4.13[a]	.45[a]	4.07[a]	616
Year Ended January 31,
2006	1.00	.027	(.027)	1.00	2.70	.45	2.68	651
2005	1.00	.009	(.009)	1.00	.92	.45	.89	613
2004	1.00	.007	(.007)	1.00	.67	.45	.68	794
2003	1.00	.013	(.013)	1.00	1.32	.45	1.31	1,261
2002	1.00	.034	(.034)	1.00	3.42	.45	3.15	1,300
Administrative Shares
Six Months Ended July 31, 2006 (Unaudited)	1.00	.021	(.021)	1.00	4.28[a]	.30[a]	4.22[a]	5
Year Ended January 31,
2006	1.00	.028	(.028)	1.00	2.86	.30	2.83	26
2005	1.00	.011	(.011)	1.00	1.07	.30	1.04	39
2004	1.00	.008	(.008)	1.00	.82	.30	.83	97
2003	1.00	.015	(.015)	1.00	1.48	.30	1.46	205
2002	1.00	.035	(.035)	1.00	3.57	.30	3.30	62
Participant Shares
Six Months Ended July 31, 2006 (Unaudited)	1.00	.020	(.020)	1.00	3.97[a]	.60[a]	3.92[a]	99
Year Ended January 31,
2006	1.00	.025	(.025)	1.00	2.55	.60	2.53	352
2005	1.00	.008	(.008)	1.00	.76	.60	.74	94
2004	1.00	.005	(.005)	1.00	.52	.60	.53	179
2003	1.00	.012	(.012)	1.00	1.18	.60	1.16	321
2002	1.00	.032	(.032)	1.00	3.26	.60	3.00	522

[a] Annualized. See notes to financial statements.

		Per Share Data ($)			Ratios/Supplemental Data (%)

							Ratio of Net
	Net Asset		Dividends	Net Asset		Ratio of	Investment	Net Assets
	Value	Net	from Net	Value		Expenses	Income to	End of
	Beginning	Investment	Investment	End	Total	to Average	Average	Period
	of Period	Income	Income	of Period	Return (%)	Net Assets	Net Assets ($ x1,000,000)

Dreyfus Municipal Cash Management Plus
Institutional Shares
Six Months Ended July 31, 2006 (Unaudited)	1.00	.016	(.016)	1.00	3.25[a]	.20[a]	3.22[a]	671
Year Ended January 31,
2006	1.00	.024	(.024)	1.00	2.39	.20	2.34	638
2005	1.00	.011	(.011)	1.00	1.13	.20	1.07	500
2004	1.00	.009	(.009)	1.00	.93	.20	.92	722
2003	1.00	.013	(.013)	1.00	1.33	.20	1.31	224
2002	1.00	.026	(.026)	1.00	2.59	.20	2.52	125
Investor Shares
Six Months Ended July 31, 2006 (Unaudited)	1.00	.015	(.015)	1.00	2.98[a]	.45[a]	2.97[a]	181
Year Ended January 31,
2006	1.00	.021	(.021)	1.00	2.13	.45	2.09	180
2005	1.00	.009	(.009)	1.00	.88	.45	.82	105
2004	1.00	.007	(.007)	1.00	.68	.45	.67	88
2003	1.00	.011	(.011)	1.00	1.08	.45	1.06	92
2002	1.00	.023	(.023)	1.00	2.34	.45	2.27	63
Administrative Shares
Six Months Ended July 31, 2006 (Unaudited)	1.00	.015	(.015)	1.00	3.13[a]	.30[a]	3.12[a]	163
Year Ended January 31,
2006	1.00	.023	(.023)	1.00	2.29	.30	2.24	137
2005	1.00	.010	(.010)	1.00	1.03	.30	.97	129
2004	1.00	.008	(.008)	1.00	.83	.30	.82	108
2003	1.00	.012	(.012)	1.00	1.23	.30	1.21	110
2002	1.00	.025	(.025)	1.00	2.48	.30	2.42	71
Participant Shares
Six Months Ended July 31, 2006 (Unaudited)	1.00	.014	(.014)	1.00	2.82[a]	.60[a]	2.82[a]	25
Year Ended January 31,
2006	1.00	.020	(.020)	1.00	1.98	.60	1.94	25
2005	1.00	.007	(.007)	1.00	.73	.60	.67	20
2004	1.00	.005	(.005)	1.00	.52	.60	.52	19
2003	1.00	.009	(.009)	1.00	.93	.60	.91	16
2002	1.00	.022	(.022)	1.00	2.18	.60	2.12	16

[a] Annualized. See notes to financial statements.

The Funds 57

F I N A N C I A L H I G H L I G H T S (continued)

		Per Share Data ($)			Ratios/Supplemental Data (%)

							Ratio of Net
	Net Asset		Dividends	Net Asset		Ratio of	Investment	Net Assets
	Value	Net	from Net	Value		Expenses	Income to	End of
	Beginning	Investment	Investment	End	Total	to Average	Average	Period
	of Period	Income	Income	of Period	Return (%)	Net Assets	Net Assets ($ x1,000,000)

Dreyfus New York Municipal Cash Management
Institutional Shares
Six Months Ended July 31, 2006 (Unaudited)	1.00	.016	(.016)	1.00	3.23[a]	.20[a]	3.20[a]	306
Year Ended January 31,
2006	1.00	.023	(.023)	1.00	2.36	.20	2.33	343
2005	1.00	.011	(.011)	1.00	1.10	.20	1.12	336
2004	1.00	.009	(.009)	1.00	.88	.20	.89	308
2003	1.00	.013	(.013)	1.00	1.26	.20	1.25	417
2002	1.00	.024	(.024)	1.00	2.41	.20	2.24	588
Investor Shares
Six Months Ended July 31, 2006 (Unaudited)	1.00	.015	(.015)	1.00	2.98[a]	.45[a]	2.95[a]	131
Year Ended January 31,
2006	1.00	.021	(.021)	1.00	2.11	.45	2.08	125
2005	1.00	.008	(.008)	1.00	.85	.45	.87	71
2004	1.00	.006	(.006)	1.00	.63	.45	.64	28
2003	1.00	.010	(.010)	1.00	1.01	.45	1.00	21
2002	1.00	.021	(.021)	1.00	2.15	.45	1.99	17
Administrative Shares
Six Months Ended July 31, 2006 (Unaudited)	1.00	.015	(.015)	1.00	3.13[a]	.30[a]	3.10[a]	39
Year Ended January 31,
2006	1.00	.022	(.022)	1.00	2.26	.30	2.23	8
2005	1.00	.010	(.010)	1.00	1.00	.30	1.02	1
2004	1.00	.008	(.008)	1.00	.79	.30	.79	—[b]
2003	1.00	.011	(.011)	1.00	1.15	.30	1.15	6
2002	1.00	.023	(.023)	1.00	2.30	.30	2.14	3
Participant Shares
Six Months Ended July 31, 2006 (Unaudited)	1.00	.014	(.014)	1.00	2.82[a]	.60[a]	2.80[a]	3
Year Ended January 31,
2006	1.00	.019	(.019)	1.00	1.95	.60	1.93	3
2005	1.00	.007	(.007)	1.00	.70	.60	.72	6
2004	1.00	.005	(.005)	1.00	.48	.60	.49	2
2003	1.00	.009	(.009)	1.00	.86	.60	.85	2
2002	1.00	.020	(.020)	1.00	2.04	.60	1.84	—[b]

[a] Annualized. [b] Amount represents less than $1 million. See notes to financial statements.

		Per Share Data ($)			Ratios/Supplemental Data (%)

							Ratio of Net
	Net Asset		Dividends	Net Asset		Ratio of	Investment	Net Assets
	Value	Net	from Net	Value		Expenses	Income to	End of
	Beginning	Investment	Investment	End	Total	to Average	Average	Period
	of Period	Income	Income	of Period	Return (%)	Net Assets	Net Assets ($ x1,000,000)

Dreyfus Tax Exempt Cash Management
Institutional Shares
Six Months Ended July 31, 2006 (Unaudited)	1.00	.016	(.016)	1.00	3.23[a]	.20[a]	3.20[a]	2,598
Year Ended January 31,
2006	1.00	.023	(.023)	1.00	2.36	.20	2.35	2,645
2005	1.00	.011	(.011)	1.00	1.12	.20	1.14	2,510
2004	1.00	.009	(.009)	1.00	.90	.20	.89	1,934
2003	1.00	.013	(.013)	1.00	1.29	.20	1.28	2,073
2002	1.00	.025	(.025)	1.00	2.50	.20	2.40	1,880
Investor Shares
Six Months Ended July 31, 2006 (Unaudited)	1.00	.015	(.015)	1.00	2.96[a]	.45[a]	2.95[a]	297
Year Ended January 31,
2006	1.00	.021	(.021)	1.00	2.11	.45	2.10	255
2005	1.00	.009	(.009)	1.00	.87	.45	.89	240
2004	1.00	.006	(.006)	1.00	.65	.45	.64	122
2003	1.00	.010	(.010)	1.00	1.04	.45	1.03	119
2002	1.00	.022	(.022)	1.00	2.25	.45	2.15	195
Administrative Shares
Six Months Ended July 31, 2006 (Unaudited)	1.00	.015	(.015)	1.00	3.13[a]	.30[a]	3.10[a]	133
Year Ended January 31,
2006	1.00	.022	(.022)	1.00	2.26	.30	2.25	105
2005	1.00	.010	(.010)	1.00	1.02	.30	1.04	275
2004	1.00	.008	(.008)	1.00	.80	.30	.79	312
2003	1.00	.012	(.012)	1.00	1.19	.30	1.18	185
2002	1.00	.024	(.024)	1.00	2.40	.30	2.30	7
Participant Shares
Six Months Ended July 31, 2006 (Unaudited)	1.00	.014	(.014)	1.00	2.82[a]	.60[a]	2.80[a]	32
Year Ended January 31,
2006	1.00	.019	(.019)	1.00	1.96	.60	1.95	42
2005	1.00	.007	(.007)	1.00	.72	.60	.74	19
2004	1.00	.005	(.005)	1.00	.50	.60	.49	46
2003	1.00	.009	(.009)	1.00	.89	.60	.88	139
2002	1.00	.021	(.021)	1.00	2.10	.60	2.00	151

[a] Annualized. See notes to financial statements.

The Funds 59

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury Cash Management, Dreyfus Treasury Prime Cash Management, Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management and Dreyfus Tax Exempt Cash Management, (each, a "fund" and collectively, the "funds") are open-end management investment companies registered under the Investment Company Act of 1940, as amended (the "Act"). Each fund, other than Dreyfus New York Municipal Cash Management, is diversified. Dreyfus New York Municipal Cash Management is non-diversified. Dreyfus Government Cash Management and Dreyfus Government Prime Cash Management are each a separate series of Dreyfus Government Cash Management Funds (the "Company") which currently offers two series. Each fund's investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity and, in the case of Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management only, which is exempt from federal income tax, and, in the case of Dreyfus New York Municipal Cash Management only, which is exempt from federal, New York state and New York city personal income taxes. The Dreyfus Corporation (the "Manager" or "Dreyfus") serves as each fund's investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon Financial").

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the funds' shares, which are sold to the public without a sales charge. Each fund offers the following classes of shares: Institutional Shares, Investor Shares,Administrative Shares and Participant Shares. Investor Shares, Administrative Shares and Participant Shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is each fund's policy to maintain a continuous net asset value per share of $1.00; each fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that any fund will be able to maintain a stable net asset value per share of $1.00.

Each fund's financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The funds enter into contracts that contain a variety of indemnifications.The funds' maximum exposure under these arrangements is unknown. The funds do not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board members to represent the fair value of each fund's investments.

(b) Securities transactions and investment income:Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost.

Dreyfus New York Municipal Cash Management follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management and Dreyfus Treasury Cash Management may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller's agreement to repurchase and the fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the funds' custodians and, pur-

suant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Expenses:With regards to the Company, expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to both series are allocated between them.

(d) Dividends to shareholders: It is the policy of each fund to declare dividends from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of each fund not to distribute such gain.

(e) Federal income taxes: It is the policy of each fund (except for Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management and Dreyfus Tax Exempt Cash Management) to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority.Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date.At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

It is the policy of Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management and Dreyfus Tax Exempt Cash Management to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code and to make distributions of income sufficient to relieve it from substantially all federal income and excise taxes.

Table 1 summarizes each fund's unused capital loss carryover available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to January 31, 2006.

Table 1.

			Expiring in fiscal:			($ x 1,000)

	2008†	2009†	2011†	2012†	2013†	2014†	Total
Dreyfus Cash Management	—	—	—	—	18	1,538	1,556
Dreyfus Cash Management Plus, Inc.	—	—	—	—	562	7,999	8,561
Dreyfus Government Cash Management	—	—	—	172	—	2,628	2,800
Dreyfus Government Prime Cash Management	—	—	—	—	1	—	1
Dreyfus Treasury Cash Management	—	—	—	—	13	39	52
Dreyfus Treasury Prime Cash Management	—	61	—	70	107	65	303
Dreyfus Municipal Cash Management Plus	—	—	—	—	—	2	2
Dreyfus Tax Exempt Cash Management	59	—	—	—	—	16	75

† If not applied, the carryovers expire in the above years.

The Funds 61

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The tax character of each fund's distributions paid to shareholders (except for Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management and Dreyfus Tax Exempt Cash Management) during the fiscal year ended January 31, 2006, were all ordinary income. The tax character of current year distributions will be determined at the end of the current fiscal year.

The tax character of distributions paid to shareholders of Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management and Dreyfus Tax Exempt Cash Management during the fiscal year ended January 31, 2006, were all tax exempt income.The tax character of current year distributions will be determined at the end of the current fiscal year.

At July 31, 2006, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statements of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to separate management agreements with the Manager, the management fee of each fund is computed at the annual rate of .20% of the value of such fund's average daily net assets and is payable monthly.

As to each fund, unless the Manager gives a fund's investors 90 days notice to the contrary, the Manager, and not the fund, will be liable for fund expenses (exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses) other than the following expenses, which will be borne by the fund: the management fee, and with respect to the fund's Investor Shares, Administrative Shares and Participant Shares, Rule 12b-1 Service Plan expenses.

(b) Under each fund's Service Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, relating to its Investor Shares,Administrative Shares and Participant Shares, each fund pays the Distributor for distributing such classes of shares, for advertising and marketing relating to such classes of shares, for providing certain services relating to shareholder accounts in such classes of shares, such as answering shareholder inquiries regarding the fund and providing reports and other information and services related to the maintenance of shareholder accounts ("Servicing"), at an aggregate annual rate of .25%, .10% and .40% of the value of the average daily net assets of Investor Shares, Administrative Shares and Participant Shares, respectively. The Distributor may pay one or more Service Agents (a securities dealer, financial institution or other industry professional) a fee in respect of a fund's Investor Shares, Administrative Shares and Participant Shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record.The Distributor determines the amounts, if any, to be paid to Service Agents under the Plan and the basis on which such payments are made.The fees payable under each Plan are payable without regard to actual expenses incurred. Table 2 summarizes the amount each fund was charged pursuant to the Plan during the period ended July 31, 2006.

Table 2.

	Investor	Administrative	Participant
	Shares ($)	Shares ($)	Shares ($)

Dreyfus Cash Management	1,415,350	156,266	457,439
Dreyfus Cash Management Plus, Inc.	1,528,408	404,496	1,279,920
Dreyfus Government Cash Management	1,154,183	134,763	492,860
Dreyfus Government Prime Cash Management	315,013	100,224	514,701
Dreyfus Treasury Cash Management	1,621,495	43,517	436,703
Dreyfus Treasury Prime Cash Management	748,200	7,263	409,853
Dreyfus Municipal Cash Management Plus	185,769	76,725	49,519
Dreyfus New York Municipal Cash Management	159,285	10,958	5,973
Dreyfus Tax Exempt Cash Management	323,148	64,241	69,783

Table 3 summarizes the components of Due to The Dreyfus Corporation and affiliates in the Statements of Assets and Liabilities for each fund.

(c) Each fund (except for Dreyfus New York Municipal Cash Management) pays its Board members an annual fee of $3,000 and an attendance fee of $500 per meeting. Dreyfus New York Municipal Cash Management pays its Board members an annual fee of $1,000 and an attendance fee of $500 per meeting. These amounts are borne by the Manager as to each fund pursuant to the undertakings in effect. See Note 2(a).

NOTE 3—Capital Share Transactions:

Each fund (except for Dreyfus Cash Management Plus, Inc.) is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest. Dreyfus Cash Management Plus, Inc. is authorized to issue 90 billion shares of $.001 par value Common Stock.

Table 3.

	Management	Rule 12b-1
	Fees ($)	Service Plan Fees ($)

Dreyfus Cash Management	2,135,396	311,369
Dreyfus Cash Management Plus, Inc.	1,624,269	585,286
Dreyfus Government Cash Management	787,207	278,449
Dreyfus Government Prime Cash Management	317,582	170,026
Dreyfus Treasury Cash Management	779,039	414,702
Dreyfus Treasury Prime Cash Management	287,414	165,414
Dreyfus Municipal Cash Management Plus	139,543	56,123
Dreyfus New York Municipal Cash Management	77,652	31,602
Dreyfus Tax Exempt Cash Management	332,984	85,048

The Funds 63

INFORMATION ABOUT THE REVIEW AND APPROVAL OF EACH FUND'S I N V E S T M E N T M A N A G E M E N T A G R E E M E N T (Unaudited)

ALL CASH MANAGEMENT FUNDS

At a Joint Meeting of the Board of each fund held on May 25, 2006, the Board considered the re-approval for an annual period of each fund's Management Agreement, pursuant to which the Manager provides each fund with investment advisory and administrative services. The Board members, none of whom are "interested persons" (as defined in the Investment Company Act of 1940, as amended) of the funds, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent, and Quality of Services Provided to each Fund. The Board members received a presentation from representatives of the Manager regarding services provided to each fund and other funds in the Dreyfus fund complex, and discussed the nature, extent, and quality of the services provided to each fund pursuant to each fund's Management Agreement. The Manager's representatives reviewed each fund's distribution of accounts and the relationships that the Manager has with various intermediaries and the different needs of each. The Manager's representatives noted the sales and servicing support provided by Dreyfus Investments Division to each fund, the diversity of distribution of the funds in the Dreyfus complex generally, and the Manager's need for broad, deep, and diverse resources to be able to provide ongoing shareholder services in each distribution channel. The Board also reviewed the number of shareholder accounts in each fund, as well as each fund's asset size.

The Board members also considered the Manager's research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered the Manager's extensive administrative, accounting, and compliance infrastructure.

Comparative Analysis of Each Fund's Management Fee and Expense Ratio and Performance. The Board members reviewed reports prepared by Lipper, Inc., an independent provider of investment company data, which included information comparing each fund's management fee and expense ratio (based on each fund's Institutional Shares) with a group of comparable funds (the "Expense Group") and with a broader group of funds (the "Expense Universe") that were selected by Lipper. Included in each fund's reports were comparisons of contractual and actual management fee rates and total operating expenses.

The Board members also reviewed the reports prepared by Lipper that presented each fund's performance (based on each fund's Institutional Shares) for various periods ended March 31, 2006, and placed significant emphasis on comparisons of total return performance for each fund to the same group of funds as the fund's Expense Group (the "Performance Group") and to a group of funds that was broader than the fund's Expense Universe (the "Performance Universe") that also were selected by Lipper.The Manager furnished these reports to the Board along with a description of the methodology Lipper used to select each Expense Group and Expense Universe, and Performance Group and Performance Universe.

DREYFUS CASH MANAGEMENT

The Board reviewed the results of the Expense Group and Expense Universe comparisons for various periods ended March 31, 2006. The Board reviewed the range of management fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund's contractual and actual management fees were lower and higher than the respective Expense Group medians.The Board also noted that the fund's total expense ratio was slightly higher than the Expense Group median and lower than the Expense Universe median.

With respect to the fund's performance, the Board noted that the fund achieved total return results lower than the Performance Group median and higher than the Performance Universe median, for each reported time period up to 10 years. The Board noted the narrow spread in the returns among the fund and the Performance Group funds for each reported time period, the portfolio manager's explanation of how the fund's weighted average maturity was managed over the past two years, and the portfolio manager's historical track record in managing the fund.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates that were reported in the same Lipper category as the fund (the "Similar Funds"), and explained the nature of the Similar Funds and the differences, from the Manager's perspective, in providing services to the Similar Funds as compared to the fund.The Board members noted that the Similar Funds included funds used primarily as sweep vehicles for asset management accounts as well as funds with investment minimums ranging from $100,000 to $1 billion. The Manager's representatives also reviewed the costs associated with distribution through inter-mediaries.The Board discussed the relationship of the management fees paid in light of the Manager's performance, and the services provided. The Board members considered the relevance of the fee information provided for each Similar Fund to evaluate the appropriateness and reasonableness of the fund's management fee. The Manager's representatives noted that there were no similarly managed separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies, and strategies as the fund.

DREYFUS CASH MANAGEMENT PLUS, INC.

The Board reviewed the results of the Expense Group and Expense Universe comparisons for various periods ended March 31, 2006. The Board reviewed the range of management fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund's contractual and actual management fees were lower and higher than the respective Expense Group medians.The Board also noted that the fund's total expense ratio was slightly higher than the Expense Group median and lower than the Expense Universe median.

With respect to the fund's performance, the Board noted that the fund achieved various total returns generally at or several basis points lower than the Performance Group median, and higher than the Performance Universe median, for each reported time period up to 10 years.The Board noted the narrow spread in the returns among the fund and the Performance Group funds for each reported time period, the portfolio manager's explanation of how the fund's weighted average maturity was managed over the past two years, and the portfolio manager's historical track record in managing the fund.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by Similar Funds, and explained the nature of the Similar Funds and the differences, from the Manager's perspective, in providing services to the Similar Funds as compared to the fund.The Board members noted that the Similar Funds included funds used primarily as sweep vehicles for asset management accounts as well as funds with investment minimums ranging from $100,000 to $1 billion.The Manager's representatives also reviewed the costs associated with distribution through inter-mediaries.The Board discussed the relationship of the management fees paid in light of the Manager's performance, and the services provided. The Board members considered the relevance of the fee information provided for each Similar Fund to evaluate the appropriateness and reasonableness of the fund's management fee. The Manager's representatives noted that there were no similarly managed separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies, and strategies as the fund.

DREYFUS GOVERNMENT CASH MANAGEMENT

The Board reviewed the results of the Expense Group and Expense Universe comparisons for various periods ended March 31, 2006. The Board reviewed the range of management fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund's contractual and actual management fees were lower and higher than the respective Expense Group medians.The Board also noted that the fund's total expense ratio was at the Expense Group median and lower than the Expense Universe median.

With respect to the fund's performance, the Board noted that the fund achieved various total return results at, or within a few basis points lower or higher than, the Performance Group median, and higher than the Performance Universe median, for each reported time period up to 10 years. The Board noted the narrow spread in the returns among the fund and the Performance Group funds for each reported time period, the portfolio manager's explanation of how the fund's weighted average maturity was managed over the past two years, and the portfolio manager's historical track record in managing the fund.

The Funds 65

INFORMATION ABOUT THE REVIEW AND APPROVAL OF EACH FUND'S INVESTMENT MANAGEMENT AGREEMENT (Unaudited) (continued)

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by Similar Fund, and explained the nature of the Similar Funds and the differences, from the Manager's perspective, in providing services to the Similar Funds as compared to the fund.The Manager's representatives also reviewed the costs associated with distribution through intermediaries.The Board discussed the relationship of the management fees paid in light of the Manager's performance, and the services provided.The Board members considered the relevance of the fee information provided for each Similar Fund to evaluate the appropriateness and reasonableness of the fund's management fee. The Manager's representatives noted that there were no similarly managed separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies, and strategies as the fund.

DREYFUS GOVERNMENT PRIME CASH MANAGEMENT

The Board reviewed the results of the Expense Group and Expense Universe comparisons for various periods ended March 31, 2006. The Board reviewed the range of management fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund's contractual and actual management fees were lower and higher than the respective Expense Group medians.The Board also noted that the fund's total expense ratio was at the Expense Group median and lower than the Expense Universe median.

With respect to the fund's performance, the Board noted that the fund achieved various total return results a few basis points lower than the Performance Group median, and above the Performance Universe median, for each reported time period up to 5 years.The Board noted the narrow spread in the returns among the fund and the Performance Group funds for each reported time period, the portfolio manager's explanation of how the fund's weighted average maturity was managed over the past two years, and the portfolio manager's historical track record in managing the fund.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by Similar Funds, and explained the nature of the Similar Funds and the differences, from the Manager's perspective, in providing services to the Similar Funds as compared to the fund.

The Manager's representatives also reviewed the costs associated with distribution through intermediaries.The Board discussed the relationship of the management fees paid in light of the Manager's performance, and the services provided.The Board members considered the relevance of the fee information provided for each Similar Fund to evaluate the appropriateness and reasonableness of the fund's management fee.The Manager's representatives noted that there were no similarly managed separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies, and strategies as the fund.

DREYFUS TREASURY CASH MANAGEMENT

The Board reviewed the results of the Expense Group and Expense Universe comparisons for various periods ended March 31, 2006. The Board reviewed the range of management fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund's contractual and actual management fees were at and higher than the respective Expense Group medians.The Board also noted that the fund's total expense ratio was at the Expense Group median and lower than the Expense Universe median.

With respect to the fund's performance, the Board noted that the fund achieved various total return results slightly lower than the Performance Group median, and higher than the Performance Universe median, for each reported time period up to 10 years. The Board noted the narrow spread in the returns among the fund and the Performance Group funds for each reported time period, the portfolio manager's explanation of how the fund's weighted average maturity was managed over the past two years, and the portfolio manager's historical track record in managing the fund.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by Similar Funds, and explained the nature of the Similar Funds and the differences, from the Manager's perspective, in providing services to the Similar Funds as compared to the fund. The Board members noted that the Similar Funds included funds used primarily as a sweep vehicle for asset management accounts as well as funds with investment minimums close to or the same as that of the fund.The Manager's representatives also reviewed the costs associated with distribution through intermediaries. The Board discussed the relationship of the management fees paid in light of the Manager's performance, and the services provided. The Board members considered the relevance of the fee information provided for each Similar Fund to evaluate the appropriateness and reasonableness of the fund's management fee.The Manager's representatives noted that there were no similarly managed separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies, and strategies as the fund.

DREYFUS TREASURY PRIME CASH MANAGEMENT

The Board reviewed the results of the Expense Group and Expense Universe comparisons for various periods ended March 31, 2006. The Board reviewed the range of management fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund's contractual and actual management fees were lower and higher than the respective Expense Group medians.The Board also noted that the fund's total expense ratio was at the Expense Group median and lower than the Expense Universe median.

With respect to the fund's performance, the Board noted that the fund achieved total return results generally at or higher than the Performance Group and Performance Universe median for each reported time period up to 10 years. The Board noted the narrow spread in the returns among the fund and the Performance Group funds for each reported time period, the portfolio manager's explanation of how the fund's maturity was managed over the past two years, and the portfolio manager's historical track record in managing the Fund.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by Similar Funds, and explained the nature of the Similar Funds and the differences, from the Manager's perspective, in providing services to the Similar Funds as compared to the fund. The Board members noted that the Similar Funds included funds used primarily as a sweep vehicle for asset management accounts as well as funds with investment minimums close to or the same as that of the fund.The Manager's representatives also reviewed the costs associated with distribution through intermediaries. The Board discussed the relationship of the management fees paid in light of the Manager's performance, and the services provided. The Board members considered the relevance of the fee information provided for each Similar Fund to evaluate the appropriateness and reasonableness of the fund's management fee.The Manager's representatives noted that there were no similarly managed separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies, and strategies as the fund.

DREYFUS TAX EXEMPT CASH MANAGEMENT

The Board reviewed the results of the Expense Group and Expense Universe comparisons for various periods ended March 31, 2006. The Board reviewed the range of management fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund's contractual and actual management fees were lower and higher than the respective Expense Group medians.The Board also noted that the fund's total expense ratio was at the Expense Group median and lower than the Expense Universe median.

With respect to the fund's performance, the Board noted that the fund achieved various first and second quintile (the first quintile reflecting the highest performance ranking group) total return rankings among its Performance Group and Performance Universe for each reported time period up to 10 years.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by Similar Funds, and explained the nature of the Similar Funds and the differences, from the Manager's perspective, in providing services to the Similar Funds as compared to the fund. The Board members noted that the Similar Funds included one fund used primarily as a sweep vehicle for asset management accounts as well as other funds with investment minimums close to or the same as that of the fund.The Manager's representatives also reviewed the costs associated with distribution through intermediaries.The Board discussed the relationship of the management fees paid in light of the Manager's performance, and the services provided.The Board members considered the relevance of the fee information provided for each Similar Fund to evaluate the appropriateness and reasonableness of the fund's management fee. The Manager's representatives noted that there were no similarly

The Funds 67

INFORMATION ABOUT THE REVIEW AND APPROVAL OF EACH FUND'S INVESTMENT MANAGEMENT AGREEMENT (Unaudited) (continued)

managed separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies, and strategies as the fund.

DREYFUS MUNICIPAL CASH MANAGEMENT PLUS

The Board reviewed the results of the Expense Group and Expense Universe comparisons for various periods ended March 31, 2006. The Board reviewed the range of management fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund's contractual and actual management fees were lower and just higher than the respective Expense Group medians. The Board also noted that the fund's total expense ratio was lower than Expense Group and the Expense Universe medians.

With respect to the fund's performance, the Board noted that the fund achieved first quintile total return rankings among its Performance Group and Performance Universe for each reported time period up to 10 years.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by Similar Funds, and explained the nature of the Similar Funds and the differences, from the Manager's perspective, in providing services to the Similar Funds as compared to the fund.The Board members noted that the Similar Funds included one fund used primarily as a sweep vehicle for asset management accounts as well as other funds with investment minimums close to or the same as that of the fund. The Manager's representatives also reviewed the costs associated with distribution through inter-mediaries.The Board discussed the relationship of the management fees paid in light of the Manager's performance, and the services provided.The Board members considered the relevance of the fee information provided for each Similar Fund to evaluate the appropriateness and reasonableness of the fund's management fee. The Manager's representatives noted that there were no similarly managed separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies, and strategies as the fund.

DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT

The Board reviewed the results of the Expense Group and Expense Universe comparisons for various periods ended March 31, 2006. The Board reviewed the range of management fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund's contractual and actual management fees were lower than the respective Expense Group medians. The Board also noted that the fund's total expense ratio was lower than the Expense Group and Expense Universe medians.

With respect to the fund's performance, the Board noted that the fund achieved first quintile total return rankings among its Performance Group and Performance Universe for each reported time period up to 10 years.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by Similar Funds, and explained the nature of the Similar Funds and the differences, from the Manager's perspective, in providing services to the Similar Funds as compared to the fund. The Board members noted that the Similar Funds included one fund used primarily as a sweep vehicle for asset management accounts as well as two other retail funds.The Manager's representatives also reviewed the costs associated with distribution through intermediaries. The Board discussed the relationship of the management fees paid in light of the Manager's performance, and the services provided. The Board members considered the relevance of the fee information provided for each Similar Fund to evaluate the appropriateness and reasonableness of the fund's management fee. The Manager's representatives noted that there were no similarly managed separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies, and strategies as the fund.

Analysis of Profitability and Economies of Scale.The Manager's representatives reviewed the dollar amount of expenses allocated and profit received by the Manager for each fund and the method used to determine such expenses and profit.The Board considered information, previously provided and discussed, prepared by an independent consulting firm regarding the Manager's approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board members also considered that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable. The consulting firm also analyzed where any economies of scale might emerge in connection with the management of a fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for each fund, including any decline in fund assets from the prior year, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund share-holders.The Board members also considered potential benefits to the Manager from acting as investment adviser to each fund and noted that there were no soft dollar arrangements in effect with respect to trading any fund's portfolio.

It was noted that the Board members should consider the Manager's profitability with respect to each fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent, and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund's assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It was noted that the profitability percentage for managing the fund was within ranges determined by appropriate court cases to be reasonable given the services rendered and each fund's overall performance and generally superior service levels provided. The Board also noted the Manager's absorption of certain expenses of each fund over the past year and its effect on the profitability of the Manager.

At the conclusion of these discussions, each Board member expressed the opinion that he or she had been furnished with sufficient information to make an informed business decision with respect to continuation of each fund's Management Agreement. Based on their discussions and considerations as described above, each fund's Board made the following conclusions and determinations, as indicated.

  The Board concluded that the nature, extent, and quality of the services provided by the Manager to each fund are adequate and appropriate.
  As to each Taxable Dreyfus Cash Management Fund, the Board was satisfied with each fund's overall performance, noting the narrow spreads in returns among each fund and its respective Expense Group and Performance Group, and the portfolio manager's explanation of each fund's maturity strategy over the past two years and historical track record in managing each fund.
  As to each Tax Exempt Dreyfus Cash Management Fund, the Board was satisfied with each fund's performance.
  The Board concluded that the fee paid to the Manager by each fund was reasonable in light of the services provided, comparative performance and expense and management fee information, including the Manager's undertakings to limit each fund's expense ratio (which reduced the expense ratio of each fund), costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with each fund.
  The Board determined that, given the characteristics of each fund, it was difficult to specifically identify any economies of scale that might be realized merely through increase in the size of a fund. The Board noted that it appeared that the benefits of any economies of scale would be appropriately shared with shareholders through increased investment in fund management and administration resources.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of each fund's Management Agreement was in the best interests of the fund and its shareholders.

The Funds 69

NOTES

For More Information

Telephone Call your Dreyfus Investments Division representative or 1-800-346-3621
E-mail Access Dreyfus Investments Division at www.dreyfus.com.
You can obtain product information and E-mail requests for information or literature.
Mail Dreyfus Investments Division, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2006, is available on the SEC's website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2006 Dreyfus Service Corporation CMGTSA0706

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	9/27/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	9/27/06

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	9/27/06

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX-99.906CERT)